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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 3/31/11


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------



Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 0.8%

 $ 1,465,000             Bear Stearns Commercial Mortgage Securities
                         5.5370%,  10/12/41                                                             $ 1,573,246
 1,284,000               Commercial Mortgage Pass Through Certificates
                         5.8148%,  12/10/49***                                                            1,393,202
 1,390,917               DBUBS Mortgage Trust
                         3.7420%,  6/1/17 (144A)                                                          1,409,153
 1,333,000               GS Mortgage Securities Corp. II
                         5.5600%,  11/10/39                                                               1,433,697
 890,000                 JPMorgan Chase Commercial Mortgage Securities Corp.
                         5.6330%,  12/5/27 (144A)                                                           959,624
 1,514,000               JPMorgan Chase Commercial Mortgage Securities Corp.
                         4.3110%,  8/5/32 (144A)                                                          1,453,200
 883,000                 JPMorgan Chase Commercial Mortgage Securities Corp.
                         5.8633%,  4/15/45***                                                               970,265
 1,482,000               JPMorgan Chase Commercial Mortgage Securities Corp.
                         4.7171%,  2/15/46 (144A)                                                         1,487,195
 1,315,000               Morgan Stanley Capital I
                         3.8840%,  2/15/16 (144A)                                                         1,337,211
 840,000                 Morgan Stanley Capital I
                         4.7530%,  3/10/44                                                                  845,916
 1,000,000               Oxbow Resources LLC
                         4.9690%,  5/1/36                                                                 1,005,000
--------------------------------------------------------------------------------------------------------------------
Total Asset-Backed/Commercial Mortgage-Backed Securities  (cost $13,882,386)                             13,867,709
--------------------------------------------------------------------------------------------------------------------
Bank Loans -- 0.8%
Aerospace and Defense - Equipment -- 0.2%
   3,215,000             TransDigm Group, Inc.
                         4.0000%, 2/14/17***                                                              3,235,094
Automotive - Cars and Light Trucks -- 0.1%
   1,136,963             Ford Motor Co.
                         3.0100%, 12/15/13***                                                             1,136,031
Data Processing and Management -- 0%
   478,800               Fidelity National Information
                         5.2500%, 7/18/16                                                                   481,591
Food - Canned -- 0.2%
   3,355,000             Del Monte Foods Co.
                         4.5000%, 3/8/18***                                                               3,360,603
Retail - Apparel and Shoe -- 0.1%
   2,616,093             Phillips-Van Heusen Corp.
                         3.5000%, 5/6/16***                                                               2,637,885
Retail - Restaurants -- 0.2%
   2,724,000             DineEquity, Inc.
                         4.2500%, 10/19/17***                                                             2,743,286
Telecommunication Equipment -- 0%
   819,000               CommScope, Inc.
                         5.0000%, 1/14/18***                                                                824,119
--------------------------------------------------------------------------------------------------------------------
Total Bank Loans  (cost $14,301,193)                                                                     14,418,609
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 62.0%
Aerospace and Defense -- 1.1%
             265,905     Boeing Co.                                                                      19,658,357
Agricultural Chemicals -- 1.0%
             269,724     Syngenta A.G. (ADR)**                                                           17,577,913
Airlines -- 0.5%
             857,320     Delta Air Lines, Inc.*                                                           8,401,736
Apparel Manufacturers -- 1.4%
             151,330     Coach, Inc.                                                                      7,875,213
             134,010     Polo Ralph Lauren Corp.                                                         16,570,337
                                                                                                         24,445,550
Athletic Footwear -- 1.3%
             300,749     NIKE, Inc. - Class B                                                            22,766,699
Automotive - Cars and Light Trucks -- 1.7%
             202,935     Daimler A.G.                                                                    14,365,769
           1,014,390     Ford Motor Co.*                                                                 15,124,555
                                                                                                         29,490,324
Broadcast Services and Programming -- 0.4%
             131,685     Scripps Networks Interactive, Inc. - Class A                                     6,596,102
Cable Television -- 1.0%
             227,138     DIRECTV - Class A*                                                              10,630,058
             102,550     Time Warner Cable, Inc. - Class A                                                7,315,917
                                                                                                         17,945,975
Casino Hotels -- 0.5%
             191,350     Las Vegas Sands Corp.*                                                           8,078,797
Cellular Telecommunications -- 0.5%
             272,305     Vodafone Group PLC**                                                             7,828,769
Chemicals - Diversified -- 2.1%
             526,025     E.I. du Pont de Nemours & Co.                                                   28,915,594
             203,050     LyondellBasell Industries N.V.*                                                  8,030,628
                                                                                                         36,946,222
Commercial Banks -- 3.1%
             463,185     CIT Group, Inc.*                                                                19,708,522
             202,270     ICICI Bank, Ltd. (ADR)                                                          10,079,114
             457,450     Itau Unibanco Holding S.A. (ADR)                                                11,001,673
             455,342     Standard Chartered PLC**                                                        11,810,086
                                                                                                         52,599,395
Commercial Services - Finance -- 1.2%
              45,685     MasterCard, Inc. - Class A                                                      11,499,828
             471,811     Western Union Co.                                                                9,799,515
                                                                                                         21,299,343
Computer Services -- 1.1%
             117,427     International Business Machines Corp.                                           19,148,821
Computers -- 1.7%
              59,611     Apple, Inc.*                                                                    20,771,453
             166,165     Research In Motion, Ltd. (U.S. Shares)*                                          9,399,954
                                                                                                         30,171,407
Computers - Integrated Systems -- 0.6%
             203,335     Terdata Corp.*                                                                  10,309,084
Cosmetics and Toiletries -- 1.1%
             182,514     Colgate-Palmolive Co.                                                           14,739,830
              50,355     Estee Lauder Cos., Inc. - Class A                                                4,852,208
                                                                                                         19,592,038
Diversified Banking Institutions -- 3.5%
           3,248,760     Citigroup, Inc.                                                                 14,359,519
             426,005     Credit Suisse Group A.G. (ADR)**                                                18,139,293
             996,061     Morgan Stanley                                                                  27,212,387
                                                                                                         59,711,199
E-Commerce/Services -- 1.9%
             683,754     eBay, Inc.*                                                                     21,223,724
              50,880     Netflix, Inc.*                                                                  12,075,351
                                                                                                         33,299,075
Electric Products - Miscellaneous -- 0.6%
             173,157     Emerson Electric Co.                                                            10,117,563
Electronic Components - Semiconductors -- 0.9%
             114,138     Broadcom Corp. - Class A                                                         4,494,754
             173,755     Microchip Technology, Inc.                                                       6,604,428
             404,150     ON Semiconductor Corp.*                                                          3,988,960
                                                                                                         15,088,142
Electronic Connectors -- 0.6%
             202,093     Amphenol Corp. - Class A                                                        10,991,838
Electronic Forms -- 0.7%
             342,880     Adobe Systems, Inc.*                                                            11,369,901
Enterprise Software/Services -- 2.1%
           1,085,025     Oracle Corp.                                                                    36,207,284
Finance - Other Services -- 1.3%
             642,827     NYSE Euronext                                                                   22,608,226
Food - Miscellaneous/Diversified -- 0.6%
             193,679     Nestle S.A.**                                                                   11,105,641
Hotels and Motels -- 0.8%
             405,940     Marriott International, Inc. - Class A                                          14,443,345
Investment Management and Advisory Services -- 1.1%
           1,095,140     Blackstone Group L.P.                                                           19,581,103
Life and Health Insurance -- 0.3%
              89,470     AFLAC, Inc.                                                                      4,722,227
Medical - Biomedical and Genetic -- 1.8%
             200,728     Celgene Corp.*                                                                  11,547,882
             449,635     Gilead Sciences, Inc.*                                                          19,082,509
                                                                                                         30,630,391
Medical - Drugs -- 3.0%
           1,006,379     Bristol-Myers Squibb Co.                                                        26,598,597
             154,530     Endo Pharmaceuticals Holdings, Inc.*                                             5,896,865
             507,620     Pfizer, Inc.                                                                    10,309,762
             101,325     Shire PLC (ADR)**                                                                8,825,407
                                                                                                         51,630,631
Medical - Generic Drugs -- 0.7%
             509,820     Mylan, Inc.*                                                                    11,557,619
Medical - HMO -- 0.8%
             203,050     Humana, Inc.*                                                                   14,201,317
Metal - Copper -- 0.8%
             237,133     Freeport-McMoRan Copper & Gold, Inc. - Class B                                  13,172,738
Metal Processors and Fabricators -- 0.5%
              63,105     Precision Castparts Corp.                                                        9,287,794
Non-Hazardous Waste Disposal -- 0.5%
             213,365     Waste Management, Inc.                                                           7,967,049
Oil Companies - Exploration and Production -- 2.4%
             406,055     Canadian Natural Resources, Ltd.                                                20,071,298
             205,528     Occidental Petroleum Corp.                                                      21,475,621
                                                                                                         41,546,919
Oil Companies - Integrated -- 3.4%
             127,595     Chevron Corp.                                                                   13,707,531
             334,185     Hess Corp.                                                                      28,475,904
             453,817     Petroleo Brasileiro S.A. (U.S. Shares)                                          16,128,656
                                                                                                         58,312,091
Pharmacy Services -- 1.2%
             359,310     Express Scripts, Inc. - Class A*                                                19,981,229
Pipelines -- 0.6%
             255,460     Enterprise Products Partners L.P.                                               11,000,108
Retail - Building Products -- 0.8%
             349,352     Home Depot, Inc.                                                                12,946,985
Retail - Regional Department Stores -- 0.7%
             510,198     Macy's, Inc.                                                                    12,377,403
Super-Regional Banks -- 0.5%
             317,820     U.S. Bancorp.                                                                    8,399,983
Telecommunication Equipment - Fiber Optics -- 0.6%
             476,733     Corning, Inc.                                                                    9,835,002
Telephone - Integrated -- 0.3%
             672,440     Qwest Communications International, Inc.                                         4,592,765
Television -- 1.5%
           1,023,731     CBS Corp. - Class B                                                             25,634,224
Tobacco -- 3.5%
             479,435     Altria Group, Inc.                                                              12,479,693
             718,985     Philip Morris International, Inc.**                                             47,186,986
                                                                                                         59,666,679
Toys -- 0.9%
             646,835     Mattel, Inc.                                                                    16,125,597
Transportation - Railroad -- 2.4%
             139,827     Canadian National Railway Co. (U.S. Shares)                                     10,524,778
             312,173     Union Pacific Corp.                                                             30,695,971
                                                                                                         41,220,749
Transportation - Services -- 0.4%
             150,950     Expeditors International of Washington, Inc.                                     7,568,633
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $830,597,266)                                                                1,069,757,982
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 30.8%
Advertising Services -- 0.1%
 $ 439,000               WPP Finance UK
                         5.8750%,  6/15/14**                                                                482,624
 1,778,000               WPP Finance UK
                         8.0000%,  9/15/14**                                                              2,072,463
                                                                                                          2,555,087
Agricultural Chemicals -- 0.5%
 4,050,000               CF Industries, Inc.
                         6.8750%,  5/1/18                                                                 4,546,125
 1,525,000               CF Industries, Inc.
                         7.1250%,  5/1/20                                                                 1,730,875
 1,214,000               Incitec Pivot, Ltd.
                         4.0000%,  12/7/15 (144A)                                                         1,214,920
 1,617,000               Mosaic Co.
                         7.6250%,  12/1/16 (144A)                                                         1,746,360
                                                                                                          9,238,280
Agricultural Operations -- 0.1%
 893,000                 Archer-Daniels Midland
                         4.4790%,  3/1/21                                                                   904,375
 837,000                 Archer-Daniels Midland
                         5.7650%,  3/1/41                                                                   856,980
                                                                                                          1,761,355
Apparel Manufacturers -- 0.1%
 1,790,000               Hanesbrands, Inc.
                         3.8313%,  12/15/14***                                                            1,781,050
Automotive - Cars and Light Trucks -- 0.2%
 3,111,000               Daimler Finance North America LLC
                         6.5000%,  11/15/13                                                               3,474,281
Beverages - Non-Alcoholic -- 0.6%
 5,887,000               Coca-Cola Co.
                         0.7500%,  11/15/13                                                               5,802,009
 4,002,000               Coca-Cola Co.
                         1.5000%,  11/15/15                                                               3,830,382
 961,000                 PepsiCo, Inc.
                         3.7500%,  3/1/14                                                                 1,021,999
                                                                                                         10,654,390
Building - Residential and Commercial -- 0.2%
 1,073,000               D.R. Horton, Inc.
                         7.8750%,  8/15/11                                                                1,083,730
 1,550,000               MDC Holdings, Inc.
                         5.3750%,  12/15/14                                                               1,632,569
                                                                                                          2,716,299
Building Products - Cement and Aggregate -- 0.6% 392,000 CRH America, Inc.
                         5.6250%,  9/30/11                                                                  400,729
 864,000                 CRH America, Inc.
                         4.1250%,  1/15/16                                                                  864,841
 1,279,000               CRH America, Inc.
                         8.1250%,  7/15/18                                                                1,505,313
 3,173,000               CRH America, Inc.
                         5.7500%,  1/15/21                                                                3,255,929
 2,778,000               Hanson, Ltd.
                         6.1250%,  8/15/16**                                                              2,889,120
 1,369,000               Holcim U.S. Finance (U.S. Shares)
                         6.0000%,  12/30/19 (144A)                                                        1,434,800
                                                                                                         10,350,732
Cable Television -- 0.1%
 1,834,000               Comcast Corp.
                         5.1500%,  3/1/20                                                                 1,909,122
Chemicals - Diversified -- 0.6%
 2,374,000               Dow Chemical Co.
                         4.2500%,  11/15/20                                                               2,267,248
 3,446,000               LBI Escrow Corp.
                         8.0000%,  11/1/17 (144A)                                                         3,799,215
 3,107,000               Lyondell Chemical Co.
                         11.0000%,  5/1/18                                                                3,487,608
                                                                                                          9,554,071
Chemicals - Specialty -- 0.2%
 2,432,000               Ashland, Inc.
                         9.1250%,  6/1/17                                                                 2,790,720
Coatings and Paint Products -- 0.4%
 3,216,000               RPM International, Inc.
                         6.1250%,  10/15/19                                                               3,373,603
 2,574,000               Sherwin-Williams Co.
                         3.1250%,  12/15/14                                                               2,684,623
                                                                                                          6,058,226
Commercial Banks -- 2.5%
 5,330,000               American Express Bank FSB
                         5.5000%,  4/16/13                                                                5,716,633
 6,741,000               Bank of Montreal
                         2.6250%,  1/25/16 (144A)                                                         6,708,879
 1,772,494               CIT Group, Inc.
                         7.0000%,  5/1/13                                                                 1,792,081
 3,010,000               CIT Group, Inc.
                         5.2500%,  4/1/14 (144A)                                                          3,028,873
 3,278,000               CIT Group, Inc.
                         7.0000%,  5/1/14                                                                 3,339,462
 2,471,000               CIT Group, Inc.
                         6.6250%,  4/1/18 (144A)                                                          2,507,123
 2,308,000               Credit Suisse New York
                         5.0000%,  5/15/13**                                                              2,464,009
 1,238,000               Discover Bank / Greenwood DE
                         7.0000%,  4/15/20                                                                1,362,050
 3,019,000               HSBC USA, Inc.
                         5.0000%,  9/27/20                                                                2,964,326
 3,973,000               Royal Bank of Scotland PLC
                         3.9500%,  9/21/15**                                                              3,976,008
 2,386,000               Royal Bank of Scotland PLC
                         4.3750%,  3/16/16**                                                              2,401,142
 3,048,000               SVB Financial Group
                         5.3750%,  9/15/20                                                                2,998,113
 2,832,000               Zions Bancorp.
                         7.7500%,  9/23/14                                                                3,075,597
                                                                                                         42,334,296
Commercial Services - Finance -- 0.4%
 6,898,000               Verisk Analytics, Inc.
                         5.8000%,  5/1/21                                                                 6,929,655
Computer Services -- 0.1%
 1,526,000               Affiliated Computer Services, Inc.
                         5.2000%,  6/1/15                                                                 1,645,597
Computers - Memory Devices -- 0.4%
 3,069,000               Seagate Technology
                         6.3750%,  10/1/11                                                                3,138,052
 2,789,000               Seagate Technology
                         10.0000%,  5/1/14 (144A)                                                         3,249,185
                                                                                                          6,387,237
Containers - Metal and Glass -- 0.1%
 1,614,000               Ball Corp.
                         5.7500%,  5/15/21                                                                1,581,720
Data Processing and Management -- 0.1%
 1,983,000               Fiserv, Inc.
                         3.1250%,  10/1/15                                                                1,973,539
Diversified Banking Institutions -- 2.9%
 3,280,000               Bank of America Corp.
                         3.6250%,  3/17/16                                                                3,233,811
 4,676,000               Bank of America Corp.
                         5.6250%,  7/1/20                                                                 4,800,737
 1,762,000               Citigroup, Inc.
                         5.6250%,  8/27/12                                                                1,852,227
 836,000                 Citigroup, Inc.
                         5.3000%,  10/17/12                                                                 882,169
 3,154,000               Citigroup, Inc.
                         5.0000%,  9/15/14                                                                3,293,416
 1,444,000               Citigroup, Inc.
                         4.7500%,  5/19/15                                                                1,513,607
 5,631,000               Citigroup, Inc.
                         5.3750%,  8/9/20                                                                 5,796,850
 742,000                 GMAC, Inc.
                         6.8750%,  9/15/11                                                                  755,913
 671,000                 Goldman Sachs Group, Inc.
                         3.7000%,  8/1/15                                                                   675,951
 2,078,000               Goldman Sachs Group, Inc.
                         3.6250%,  2/7/16                                                                 2,058,365
 4,897,000               Goldman Sachs Group, Inc.
                         5.3750%,  3/15/20                                                                4,972,095
 2,440,000               JPMorgan Chase & Co.
                         6.0000%,  1/15/18                                                                2,675,421
 1,432,000               JPMorgan Chase & Co.
                         4.4000%,  7/22/20                                                                1,383,817
 2,340,000               JPMorgan Chase & Co.
                         4.2500%,  10/15/20                                                               2,236,366
 868,000                 Morgan Stanley
                         6.7500%,  4/15/11                                                                  869,438
 853,000                 Morgan Stanley
                         5.2500%,  11/2/12                                                                  902,951
 1,741,000               Morgan Stanley
                         4.0000%,  7/24/15                                                                1,769,343
 1,790,000               Morgan Stanley
                         3.4500%,  11/2/15                                                                1,759,547
 3,835,000               Morgan Stanley
                         5.6250%,  9/23/19                                                                3,916,820
 1,432,000               Morgan Stanley
                         5.5000%,  7/24/20                                                                1,430,993
 3,263,000               Morgan Stanley
                         5.7500%,  1/25/21                                                                3,293,333
                                                                                                         50,073,170
Diversified Financial Services -- 1.7%
 3,895,000               American Express Travel Related Services Co., Inc.
                         5.2500%,  11/21/11 (144A)                                                        4,003,772
 1,115,000               General Electric Capital Corp.
                         4.8000%,  5/1/13                                                                 1,184,700
 1,602,000               General Electric Capital Corp.
                         5.9000%,  5/13/14                                                                1,768,175
 7,363,000               General Electric Capital Corp.
                         6.0000%,  8/7/19                                                                 8,038,673
 4,494,000               General Electric Capital Corp.
                         5.5000%,  1/8/20                                                                 4,754,733
 2,762,000               General Electric Capital Corp.
                         4.6250%,  1/7/21                                                                 2,720,078
 5,119,000               General Electric Capital Corp.
                         5.3000%,  2/11/21                                                                5,199,210
 866,000                 Hyundai Capital Services, Inc.
                         4.3750%,  7/27/16 (144A)                                                           870,601
                                                                                                         28,539,942
Diversified Minerals -- 0.4%
 1,172,000               Teck Resources, Ltd.
                         7.0000%,  9/15/12                                                                1,252,137
 1,035,000               Teck Resources, Ltd.
                         9.7500%,  5/15/14                                                                1,257,479
 2,477,000               Teck Resources, Ltd.
                         5.3750%,  10/1/15                                                                2,686,473
 1,106,000               Teck Resources, Ltd.
                         10.2500%,  5/15/16                                                               1,329,965
                                                                                                          6,526,054
Diversified Operations -- 0.3%
 5,072,000               Tyco Electronics Group S.A.
                         6.0000%,  10/1/12                                                                5,406,417
 545,000                 Tyco International Finance S.A.
                         4.1250%,  10/15/14                                                                 578,686
                                                                                                          5,985,103
Diversified Operations - Commercial Services -- 0.1% 1,686,000 ARAMARK Corp.
                         8.5000%,  2/1/15                                                                 1,757,655
Electric - Integrated -- 0.8%
 1,221,000               CMS Energy Corp.
                         8.5000%,  4/15/11                                                                1,223,115
 1,564,000               CMS Energy Corp.
                         1.2531%,  1/15/13***                                                             1,544,450
 2,547,000               CMS Energy Corp.
                         4.2500%,  9/30/15                                                                2,554,106
 1,925,000               CMS Energy Corp.
                         5.0500%,  2/15/18                                                                1,917,054
 1,583,000               Public Service Co. of Colorado
                         3.2000%,  11/15/20                                                               1,471,436
 2,226,000               Virginia Electric and Power Co.
                         5.1000%,  11/30/12                                                               2,367,424
 2,852,000               Xcel Energy, Inc.
                         4.7000%,  5/15/20                                                                2,936,260
                                                                                                         14,013,845
Electronic Components - Semiconductors -- 0.6%
 3,278,000               National Semiconductor Corp.
                         6.1500%,  6/15/12                                                                3,443,722
 4,342,000               National Semiconductor Corp.
                         3.9500%,  4/15/15                                                                4,422,952
 3,004,000               National Semiconductor Corp.
                         6.6000%,  6/15/17                                                                3,305,584
                                                                                                         11,172,258
Electronic Connectors -- 0.3%
 4,633,000               Amphenol Corp.
                         4.7500%,  11/15/14                                                               4,971,001
Electronic Measuring Instruments -- 0.1%
 980,000                 Agilent Technologies, Inc.
                         2.5000%,  7/15/13                                                                  988,732
Electronics - Military -- 0.7%
 7,921,000               L-3 Communications Corp.
                         6.3750%,  10/15/15                                                               8,158,630
 892,000                 L-3 Communications Corp.
                         5.2000%,  10/15/19                                                                 930,412
 2,237,000               L-3 Communications Corp.
                         4.7500%,  7/15/20                                                                2,227,887
 1,229,000               L-3 Communications Corp.
                         4.9500%,  2/15/21                                                                1,236,171
                                                                                                         12,553,100
Enterprise Software/Services -- 0.2%
 2,410,000               BMC Software, Inc.
                         7.2500%,  6/1/18                                                                 2,741,876
 489,000                 CA, Inc.
                         5.3750%,  12/1/19                                                                  503,801
                                                                                                          3,245,677
Finance - Auto Loans -- 0.4%
 1,559,000               Ford Motor Credit Co. LLC
                         7.2500%,  10/25/11                                                               1,604,336
 1,682,000               Ford Motor Credit Co. LLC
                         7.5000%,  8/1/12                                                                 1,793,459
 1,363,000               Ford Motor Credit Co. LLC
                         8.0000%,  6/1/14                                                                 1,515,900
 2,123,000               Ford Motor Credit Co. LLC
                         6.6250%,  8/15/17                                                                2,265,774
 398,000                 Hyundai Capital America
                         3.7500%,  4/6/16 (144A)                                                            392,092
                                                                                                          7,571,561
Finance - Consumer Loans -- 0.2%
 3,261,000               SLM Corp.
                         6.2500%,  1/25/16                                                                3,399,593
Finance - Credit Card -- 0.1%
 2,481,000               American Express Co.
                         6.8000%,  9/1/66***                                                              2,530,620
Finance - Investment Bankers/Brokers -- 0.8% 1,613,000 Jefferies Group, Inc.
                         3.8750%,  11/9/15                                                                1,609,519
 2,845,000               Jefferies Group, Inc.
                         8.5000%,  7/15/19                                                                3,356,244
 2,230,000               Lazard Group LLC
                         7.1250%,  5/15/15                                                                2,449,856
 162,000                 Lazard Group LLC
                         6.8500%,  6/15/17                                                                  172,452
 1,207,000               Schwab Capital Trust I
                         7.5000%,  11/15/37***                                                            1,246,734
 2,498,000               TD Ameritrade Holding Corp.
                         4.1500%,  12/1/14                                                                2,600,446
 1,418,000               TD Ameritrade Holding Corp.
                         5.6000%,  12/1/19                                                                1,500,553
                                                                                                         12,935,804
Food - Canned -- 0%
 358,000                 Blue Merger Sub, Inc.
                         7.6250%,  2/15/19 (144A)                                                           362,923
Food - Meat Products -- 0.5%
 88,000                  Smithfield Foods, Inc.
                         7.7500%,  5/15/13                                                                   94,600
 7,698,000               Tyson Foods, Inc.
                         6.8500%,  4/1/16                                                                 8,602,515
                                                                                                          8,697,115
Food - Miscellaneous/Diversified -- 0.6% 2,457,000 Corn Products International,
 Inc.
                         3.2000%,  11/1/15                                                                2,452,794
 1,994,000               Corn Products International, Inc.
                         6.6250%,  4/15/37                                                                2,084,206
 488,000                 Kellogg Co.
                         4.2500%,  3/6/13                                                                   514,590
 827,000                 Kraft Foods, Inc.
                         2.6250%,  5/8/13                                                                   846,389
 2,041,000               Kraft Foods, Inc.
                         5.3750%,  2/10/20                                                                2,154,778
 2,634,000               Kraft Foods, Inc.
                         6.5000%,  2/9/40                                                                 2,813,338
                                                                                                         10,866,095
Food - Retail -- 0.1%
 2,180,000               Delhaize Group
                         5.8750%,  2/1/14                                                                 2,380,124
Gold Mining -- 0.1%
 1,240,000               Gold Fields Orogen Holding BVI, Ltd.
                         4.8750%,  10/7/20 (144A)                                                         1,189,951
Hotels and Motels -- 0.1%
 1,232,000               Hyatt Hotels Corp.
                         5.7500%,  8/15/15 (144A)                                                         1,275,520
 527,000                 Starwood Hotels & Resorts Worldwide, Inc.
                         6.7500%,  5/15/18                                                                  572,454
                                                                                                          1,847,974
Investment Management and Advisory Services -- 0.5%
 2,316,000               Ameriprise Financial, Inc.
                         7.3000%,  6/28/19                                                                2,766,564
 925,000                 Ameriprise Financial, Inc.
                         5.3000%,  3/15/20                                                                  980,485
 3,303,000               Ameriprise Financial, Inc.
                         7.5180%,  6/1/66***                                                              3,468,150
 1,875,000               FMR LLC
                         6.4500%,  11/15/39 (144A)                                                        1,845,971
                                                                                                          9,061,170
Life and Health Insurance -- 0%
 546,000                 Prudential Financial, Inc.
                         4.7500%,  6/13/15                                                                  578,860
Medical - Biomedical and Genetic -- 0.3% 110,000 Bio-Rad Laboratories, Inc.
                         8.0000%,  9/15/16                                                                  121,825
 1,036,000               Genzyme Corp.
                         3.6250%,  6/15/15                                                                1,076,238
 1,293,000               Genzyme Corp.
                         5.0000%,  6/15/20                                                                1,373,172
 2,474,000               Gilead Sciences, Inc.
                         4.5000%,  4/1/21                                                                 2,444,597
                                                                                                          5,015,832
Medical - Drugs -- 0.1%
 1,237,000               Sanofi-Aventis S.A.
                         2.6250%,  3/29/16                                                                1,226,367
 1,237,000               Sanofi-Aventis S.A.
                         4.0000%,  3/29/21                                                                1,216,589
                                                                                                          2,442,956
Medical - HMO -- 0%
 410,000                 Health Care Service Corp.
                         4.7000%,  1/15/21 (144A)                                                           411,563
Medical - Hospitals -- 0.2%
 3,316,000               HCA, Inc.
                         9.2500%,  11/15/16                                                               3,568,845
Medical Instruments -- 0.1%
 822,000                 Boston Scientific Corp.
                         4.5000%,  1/15/15                                                                  847,799
 1,643,000               Boston Scientific Corp.
                         6.0000%,  1/15/20                                                                1,721,564
                                                                                                          2,569,363
Medical Products -- 0.1%
 2,010,000               CareFusion Corp.
                         4.1250%,  8/1/12                                                                 2,076,276
Money Center Banks -- 0.1%
 1,218,000               Lloyds TSB Bank PLC
                         4.8750%,  1/21/16**                                                              1,255,909
 974,000                 Lloyds TSB Bank PLC
                         6.3750%,  1/21/21**                                                              1,015,002
                                                                                                          2,270,911
Multi-Line Insurance -- 0.8%
 2,055,000               American International Group, Inc.
                         5.4500%,  5/18/17                                                                2,109,538
 6,601,000               American International Group, Inc.
                         6.4000%,  12/15/20                                                               7,045,208
 2,004,000               MetLife, Inc.
                         2.3750%,  2/6/14                                                                 2,006,711
 1,051,000               MetLife, Inc.
                         6.7500%,  6/1/16                                                                 1,214,897
 1,201,000               MetLife, Inc.
                         7.7170%,  2/15/19                                                                1,459,905
                                                                                                         13,836,259
Multimedia -- 0.2%
 2,835,000               NBC Universal, Inc.
                         2.8750%,  4/1/16 (144A)                                                          2,769,532
 1,600,000               NBC Universal, Inc.
                         5.9500%,  4/1/41 (144A)                                                          1,533,227
                                                                                                          4,302,759
Non-Hazardous Waste Disposal -- 0.2%
 2,861,000               Allied Waste North America, Inc.
                         7.1250%,  5/15/16                                                                2,986,169
Oil and Gas Drilling -- 0.6%
 1,222,000               Ensco PLC
                         3.2500%,  3/15/16**                                                              1,217,506
 2,038,000               Ensco PLC
                         4.7000%,  3/15/21**                                                              2,022,931
 6,736,000               Nabors Industries, Inc.
                         5.0000%,  9/15/20                                                                6,690,781
 496,000                 Noble Holding International, Ltd.
                         3.4500%,  8/1/15                                                                   506,365
                                                                                                         10,437,583
Oil Companies - Exploration and Production -- 0.2%
 4,000,000               Forest Oil Corp.
                         8.0000%,  12/15/11                                                               4,180,000
Oil Companies - Integrated -- 0.5%
 3,462,000               BP Capital Markets PLC
                         3.1250%,  10/1/15**                                                              3,481,356
 1,577,000               BP Capital Markets PLC
                         4.5000%,  10/1/20**                                                              1,564,947
 1,685,000               Petrobras International Finance Co.
                         3.8750%,  1/27/16                                                                1,696,264
 1,713,000               Petrobras International Finance Co.
                         5.3750%,  1/27/21                                                                1,718,170
 377,000                 Petrobras International Finance Co.
                         6.7500%,  1/27/41                                                                  388,388
                                                                                                          8,849,125
Oil Refining and Marketing -- 0.3%
 189,000                 Frontier Oil Corp.
                         8.5000%,  9/15/16                                                                  205,065
 1,909,000               Motiva Enterprises LLC
                         5.7500%,  1/15/20 (144A)                                                         2,087,008
 2,486,000               NuStar Logistics L.P.
                         4.8000%,  9/1/20                                                                 2,445,282
                                                                                                          4,737,355
Paper and Related Products -- 0.2%
 4,268,000               Georgia-Pacific LLC
                         5.4000%,  11/1/20 (144A)                                                         4,214,535
Pipelines -- 0.9%
 1,218,000               Buckeye Partners L.P.
                         4.8750%,  2/1/21                                                                 1,209,897
 2,010,000               DCP Midstream Operating L.P.
                         3.2500%,  10/1/15                                                                1,969,639
 467,000                 El Paso Pipeline Partners Operating Co. LLC
                         6.5000%,  4/1/20                                                                   513,529
 687,000                 Kinder Morgan Energy Partners L.P.
                         5.9500%,  2/15/18                                                                  756,467
 3,770,000               Kinder Morgan Finance Co. ULC
                         5.7000%,  1/5/16                                                                 3,953,787
 2,828,000               Plains All American Pipeline L.P.
                         3.9500%,  9/15/15                                                                2,916,364
 726,000                 Plains All American Pipeline L.P.
                         8.7500%,  5/1/19                                                                   908,262
 2,436,000               Plains All American Pipeline L.P. / PAA Finance Corp.
                         5.0000%,  2/1/21                                                                 2,443,242
 924,000                 Williams Partners L.P.
                         3.8000%,  2/15/15                                                                  956,506
                                                                                                         15,627,693
Property and Casualty Insurance -- 0.1%
 1,212,000               Fidelity National Financial, Inc.
                         6.6000%,  5/15/17                                                                1,253,819
Publishing - Newspapers -- 0.1%
 321,000                 Gannett Co., Inc.
                         6.3750%,  9/1/15 (144A)                                                            333,840
 1,249,000               Gannett Co., Inc.
                         7.1250%,  9/1/18 (144A)                                                          1,252,123
                                                                                                          1,585,963
Publishing - Periodicals -- 0.2%
 3,205,000               United Business Media, Ltd.
                         5.7500%,  11/3/20 (144A)                                                         3,117,568
Real Estate Management/Services -- 0.2%
 962,000                 AMB Property L.P.
                         6.1250%,  12/1/16                                                                1,052,788
 1,002,000               AMB Property L.P.
                         4.0000%,  1/15/18                                                                  969,587
 620,000                 AMB Property L.P.
                         6.6250%,  12/1/19                                                                  684,673
 1,435,000               CB Richard Ellis Services, Inc.
                         6.6250%,  10/15/20                                                               1,478,050
                                                                                                          4,185,098
Real Estate Operating/Development -- 0.1%
 1,951,000               Post Apartment Homes L.P.
                         4.7500%,  10/15/17                                                               1,918,972
Reinsurance -- 0.8%
 4,674,000               Berkshire Hathaway Finance Corp.
                         4.0000%,  4/15/12                                                                4,838,988
 2,745,000               Berkshire Hathaway, Inc.
                         1.4000%,  2/10/12                                                                2,768,033
 2,745,000               Berkshire Hathaway, Inc.
                         2.1250%,  2/11/13                                                                2,803,345
 2,754,000               Berkshire Hathaway, Inc.
                         3.2000%,  2/11/15                                                                2,834,863
                                                                                                         13,245,229
REIT - Diversified -- 0.3%
 1,246,000               Goodman Funding Pty, Ltd.
                         6.3750%,  11/12/20 (144A)                                                        1,252,200
 3,428,000               Goodman Funding Pty, Ltd.
                         6.3750%,  4/15/21 (144A)                                                         3,420,637
                                                                                                          4,672,837
REIT - Health Care -- 0.4%
 416,000                 HCP, Inc.
                         2.7000%,  2/1/14                                                                   417,246
 427,000                 HCP, Inc.
                         3.7500%,  2/1/16                                                                   429,158
 416,000                 HCP, Inc.
                         5.3750%,  2/1/21                                                                   420,111
 1,596,000               Senior Housing Properties Trust
                         6.7500%,  4/15/20                                                                1,689,406
 792,000                 Ventas Realty L.P. / Ventas Capital Corp.
                         6.5000%,  6/1/16                                                                   819,849
 2,555,000               Ventas Realty L.P. / Ventas Capital Corp.
                         6.7500%,  4/1/17                                                                 2,708,865
                                                                                                          6,484,635
REIT - Hotels -- 0.3%
 1,228,000               Host Hotels & Resorts L.P.
                         7.1250%,  11/1/13                                                                1,246,420
 2,966,000               Host Hotels & Resorts L.P.
                         6.7500%,  6/1/16                                                                 3,058,687
                                                                                                          4,305,107
REIT - Office Property -- 0.4%
 937,000                 Reckson Operating Partnership L.P.
                         6.0000%,  3/31/16                                                                  997,811
 4,482,000               Reckson Operating Partnership L.P.
                         7.7500%,  3/15/20                                                                5,033,779
                                                                                                          6,031,590
REIT - Regional Malls -- 0.5%
 2,962,000               Rouse Co. L.P.
                         6.7500%,  11/9/15                                                                3,080,480
 5,863,000               Rouse Co. L.P. / TRC Co-Issuer, Inc.
                         6.7500%,  5/1/13 (144A)                                                          6,060,876
                                                                                                          9,141,356
REIT - Shopping Centers -- 0.1%
 1,230,000               Developers Diversified Realty Corp.
                         4.7500%,  4/15/18                                                                1,197,293
Resorts and Theme Parks -- 0.1%
 1,454,000               Vail Resorts, Inc.
                         6.7500%,  2/15/14                                                                1,472,175
Retail - Apparel and Shoe -- 0.1% 823,000 Phillips-Van Heusen Corp.
                         7.3750%,  5/15/20                                                                  870,323
Retail - Computer Equipment -- 0%
 291,000                 GameStop Corp.
                         8.0000%,  10/1/12                                                                  297,184
Retail - Regional Department Stores -- 0.6%
 1,519,000               Macy's Retail Holdings, Inc.
                         5.8750%,  1/15/13                                                                1,615,836
 3,165,000               Macy's Retail Holdings, Inc.
                         5.7500%,  7/15/14                                                                3,386,550
 3,080,000               Macy's Retail Holdings, Inc.
                         5.9000%,  12/1/16                                                                3,311,000
 1,439,000               Macy's Retail Holdings, Inc.
                         6.9000%,  4/1/29                                                                 1,456,988
                                                                                                          9,770,374
Retail - Restaurants -- 0.2%
 3,345,000               Brinker International
                         5.7500%,  6/1/14                                                                 3,521,241
Shipbuilding -- 0.1%
 664,000                 Huntington Ingalls Industries, Inc.
                         6.8750%,  3/15/18 (144A)                                                           693,050
 636,000                 Huntington Ingalls Industries, Inc.
                         7.1250%,  3/15/21 (144A)                                                           663,030
                                                                                                          1,356,080
Steel - Producers -- 0%
 377,000                 ArcelorMittal
                         5.3750%,  6/1/13                                                                   400,944
Super-Regional Banks -- 0.5%
 1,223,000               KeyCorp
                         5.1000%,  3/24/21                                                                1,215,450
 1,346,000               National City Corp.
                         6.8750%,  5/15/19                                                                1,536,589
 915,000                 PNC Funding Corp.
                         3.6250%,  2/8/15                                                                   945,970
 1,627,000               SunTrust Banks, Inc.
                         3.6000%,  4/15/16                                                                1,617,297
 3,319,000               Wells Fargo & Co.
                         4.6000%,  4/1/21                                                                 3,282,176
                                                                                                          8,597,482
Telecommunication Services -- 0.1%
 1,421,000               Virgin Media Secured Finance PLC
                         6.5000%,  1/15/18**                                                              1,552,443
Telephone - Integrated -- 0.8%
 880,000                 Qwest Communications International, Inc.
                         7.5000%,  2/15/14                                                                  894,300
 6,913,000               Qwest Communications International, Inc.
                         7.1250%,  4/1/18 (144A)                                                          7,457,399
 1,445,000               Sprint Capital Corp.
                         8.3750%,  3/15/12                                                                1,524,475
 1,624,000               Telefonica Emisiones SAU
                         3.9920%,  2/16/16                                                                1,631,858
 1,624,000               Telefonica Emisiones SAU
                         5.4620%,  2/16/21                                                                1,644,641
                                                                                                         13,152,673
Television -- 0.2%
 2,540,000               CBS Corp.
                         8.2000%,  5/15/14                                                                2,977,091
 550,000                 CBS Corp.
                         4.3000%,  2/15/21                                                                  519,875
                                                                                                          3,496,966
Transportation - Railroad -- 0.3%
 1,285,259               CSX Corp.
                         8.3750%,  10/15/14                                                               1,490,193
 2,506,000               Kansas City Southern de Mexico S.A. de C.V.
                         8.0000%,  2/1/18                                                                 2,731,540
 1,078,000               Kansas City Southern de Mexico S.A. de C.V.
                         6.6250%,  12/15/20 (144A)                                                        1,099,560
 424,000                 Kansas City Southern Railway
                         13.0000%,  12/15/13                                                                505,620
                                                                                                          5,826,913
Transportation - Services -- 0.5%
 3,954,000               Asciano Finance, Ltd.
                         5.0000%,  4/7/18 (144A)#                                                         3,932,570
 3,197,000               Asciano Finance, Ltd.
                         4.6250%,  9/23/20 (144A)                                                         3,027,888
 855,000                 Ryder System, Inc.
                         3.6000%,  3/1/16                                                                   863,804
                                                                                                          7,824,262
Transportation - Truck -- 0.2%
 3,019,000               JB Hunt Transport Services, Inc.
                         3.3750%,  9/15/15                                                                2,992,508
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $513,089,462)                                                               530,742,243
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.2%
Diversified Banking Institutions -- 0.1%
              94,230     Citigroup Capital XIII, 7.8750%                                                  2,581,902
Food - Miscellaneous/Diversified -- 0.1%
                  10     H.J. Heinz Finance Co., 8.0000% (144A)                                           1,075,000
--------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,483,603)                                                                   3,656,902
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 4.8%
               U.S. Treasury Notes/Bonds:
   $ 3,911,000          0.8750%, 1/31/12                                                                  3,930,402
   4,770,000            1.3750%, 2/15/12                                                                  4,815,277
   3,000,000            0.8750%, 2/29/12                                                                  3,015,690
   6,835,000            0.6250%, 7/31/12                                                                  6,850,515
   2,790,000            1.3750%, 9/15/12                                                                  2,824,113
   710,000              1.3750%, 1/15/13                                                                    718,404
   450,000              1.7500%, 4/15/13                                                                    458,509
   2,850,000            1.1250%, 6/15/13                                                                  2,864,022
   2,660,000            1.0000%, 7/15/13                                                                  2,664,150
   3,231,000            0.7500%, 8/15/13                                                                  3,214,593
   632,000              2.7500%, 10/31/13                                                                   659,403
   4,316,000            1.7500%, 1/31/14                                                                  4,383,774
   430,000              1.2500%, 2/15/14                                                                    430,269
   5,562,000            1.8750%, 2/28/14                                                                  5,664,986
   2,384,000            2.6250%, 7/31/14                                                                  2,476,380
   2,250,000            2.3750%, 8/31/14                                                                  2,316,094
   1,505,000            2.3750%, 9/30/14                                                                  1,548,386
   630,000              2.1250%, 11/30/14                                                                   641,468
   1,880,000            2.6250%, 12/31/14                                                                 1,946,387
   10,045,000           2.2500%, 1/31/15                                                                 10,252,178
   6,323,000            2.3750%, 2/28/15                                                                  6,477,155
   3,295,034            0.5000%, 4/15/15****                                                              3,420,143
   110,000              2.5000%, 4/30/15                                                                    112,999
   1,330,000            2.1250%, 5/31/15                                                                  1,344,550
   390,000              1.8750%, 6/30/15                                                                    389,787
   136,000              1.7500%, 7/31/15                                                                    134,980
   473,000              1.2500%, 9/30/15                                                                    457,443
   355,000              1.2500%, 10/31/15                                                                   342,547
   5,334,000            2.0000%, 1/31/16                                                                  5,295,243
   1,189,000            2.1250%, 2/29/16                                                                  1,185,284
   1,176,000            4.7500%, 2/15/41                                                                  1,222,305
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $81,152,253)                                                       82,057,436
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.6%
            9,939,000   Janus Cash Liquidity Fund LLC, 0%
                          (cost $9,939,000)                                                               9,939,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,466,445,163) - 100%                                                 $1,724,439,881
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

                                                % of Investment
Country                                  Value       Securities
---------------------------------------------------------------
Australia                     $     12,848,215             0.7%
Belgium                              2,380,124             0.1%
Brazil                              27,130,329             1.6%
Canada                              57,184,750             3.3%
Cayman Islands                      10,696,424             0.6%
France                               2,442,956             0.1%
Germany                             14,365,769             0.8%
India                               10,079,114             0.6%
Jersey                              11,942,975             0.7%
Luxembourg                           7,820,847             0.5%
Mexico                               3,831,100             0.2%
Netherlands                          8,030,628             0.5%
South Korea                            870,601             0.1%
Spain                                3,276,499             0.2%
Switzerland                         49,286,856             2.9%
United Kingdom                      43,570,306             2.5%
United States++                  1,457,492,437            84.5%
Virgin Islands (British)             1,189,951             0.1%
---------------------------------------------------------------
Total                         $  1,724,439,881           100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (83.9% excluding Cash Equivalents).

Forward Currency Contracts, Open
--------------------------------------------------------------------------------
                                                                  Unrealized
Counterparty/Currency                   Currency       Currency   Appreciation/
Sold and Settlement Date              Units Sold   Value U.S. $   (Depreciation)
--------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 5/6/11                   3,620,000    $ 5,804,140        $ 65,726
Swiss Franc 5/6/11                       290,000        315,912          (3,287)
--------------------------------------------------------------------------------
                                                      6,120,052          62,439
--------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 5/12/11                  3,800,000      6,092,117          79,387
Swiss Franc 5/12/11                   10,300,000     11,220,933         162,169
--------------------------------------------------------------------------------
                                                     17,313,050         241,556
--------------------------------------------------------------------------------
JPMorgan Chase & Co.:
British Pound 4/28/11                  1,000,000      1,603,541          25,667
--------------------------------------------------------------------------------
Total                                               $25,036,643        $329,662

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

ULC               Unlimited Liability Corporation

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***               Rate is subject to change.  Rate shown reflects current rate.

****              Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS)

# Schedule of Restricted and Illiquid Securities (as of March 31, 2011)

                                                                                               Value as a % of
                                        Acquisition Date   Acquisition Cost         Value    Total Investments
--------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Asciano Finance, Ltd., 5.0000%, 4/7/18         3/31/2011        $ 3,932,570   $ 3,932,570                 0.2%
--------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2011. The issuer incurs all registration costs.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                 Value as a % of
Portfolio                                             Value    Total Investments
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio               $   84,678,174                 4.9%
--------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                                   Level 2            Level 3
                                                                              Other Significant     Significant
                                                               Level 1           Observable         Unobservable
Valuation Inputs Summary (as of March 31, 2011)            Quoted - Prices        Inputs(a)            Inputs
------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities            $        --        $   13,867,709    $          --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Bank Loans                                                             --            14,418,609               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------
Agricultural Chemicals                                                 --            17,577,913               --
------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                            --             7,828,769               --
------------------------------------------------------------------------------------------------------------------
Commercial Banks                                               31,518,608            21,080,787               --
------------------------------------------------------------------------------------------------------------------
Diversified Banking Institutions                               41,571,906            18,139,293               --
------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                                42,805,224             8,825,407               --
------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                     42,183,435            16,128,656               --
------------------------------------------------------------------------------------------------------------------
All Other                                                     822,097,984                    --               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Corporate Bonds                                                        --           530,742,243               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Preferred Stock                                                        --             3,656,902               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                              --            82,057,436               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Money Market                                                           --             9,939,000               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                            $  980,177,157        $  744,262,724    $          --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b):
------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             $          --         $     329,662     $          --
------------------------------------------------------------------------------------------------------------------

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    $  108,245,567

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                Value
----------------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.7%
Advertising Sales -- 0.9%
                   160,201   Lamar Advertising Co. - Class A*                                                   $ 5,917,825
Aerospace and Defense -- 0.9%
                    71,625   TransDigm Group, Inc.*                                                               6,004,324
Agricultural Chemicals -- 2.3%
                   249,420   Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                              14,698,321
Airlines -- 1.1%
                   260,428   Ryanair Holdings PLC (ADR)*,**                                                       7,239,898
Apparel Manufacturers -- 0.6%
                    29,529   Polo Ralph Lauren Corp.                                                              3,651,261
Auction House - Art Dealer -- 2.4%
                   556,800   Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                       15,673,920
Commercial Services -- 0.7%
                    76,045   CoStar Group, Inc.*                                                                  4,766,501
Commercial Services - Finance -- 4.3%
                   196,760   Global Payments, Inc.                                                                9,625,499
                   545,600   Verisk Analytics, Inc.*                                                             17,873,856
                                                                                                                 27,499,355
Computer Aided Design -- 0.4%
                    48,765   ANSYS, Inc.*                                                                         2,642,575
Computer Services -- 3.0%
                   221,205   IHS, Inc. - Class A*                                                                19,631,944
Computers -- 1.4%
                    25,133   Apple, Inc.*                                                                         8,757,594
Consulting Services -- 1.4%
                   220,039   Gartner, Inc.*                                                                       9,169,025
Containers - Metal and Glass -- 0.7%
                   120,582   Ball Corp.                                                                           4,322,865
Decision Support Software -- 2.4%
                   419,100   MSCI, Inc.*                                                                         15,431,262
Diagnostic Equipment -- 1.8%
                   176,467   Gen-Probe, Inc.*                                                                    11,708,585
Diagnostic Kits -- 0.6%
                    46,925   Idexx Laboratories, Inc.*                                                            3,623,548
Distribution/Wholesale -- 4.5%
                   143,630   Fastenal Co.                                                                         9,311,533
                 3,127,860   Li & Fung, Ltd.                                                                     16,024,738
                    28,945   W.W. Grainger, Inc.                                                                  3,985,148
                                                                                                                 29,321,419
Educational Software -- 0.6%
                   103,085   Blackboard, Inc.*                                                                    3,735,800
Electric Products - Miscellaneous -- 1.0%
                   143,257   AMETEK, Inc.                                                                         6,284,685
Electronic Components - Miscellaneous -- 2.6%
                   638,200   Flextronics International, Ltd.*                                                     4,767,354
                   351,875   TE Connectivity, Ltd. (U.S. Shares)                                                 12,252,287
                                                                                                                 17,019,641
Electronic Components - Semiconductors -- 2.0%
                 1,316,106   ON Semiconductor Corp.*                                                             12,989,966
Electronic Connectors -- 2.2%
                   266,630   Amphenol Corp. - Class A                                                            14,502,006
Electronic Measuring Instruments -- 0.9%
                   114,879   Trimble Navigation, Ltd.*                                                            5,805,985
Entertainment Software -- 0.7%
                   227,355   Electronic Arts, Inc.*                                                               4,440,243
Fiduciary Banks -- 0.6%
                    76,733   Northern Trust Corp.                                                                 3,894,200
Finance - Investment Bankers/Brokers -- 0.8%
                   150,038   LPL Investment Holdings, Inc.*                                                       5,372,861
Hazardous Waste Disposal -- 0.5%
                    38,980   Stericycle, Inc.*                                                                    3,456,357
Instruments - Controls -- 2.3%
                    36,895   Mettler-Toledo International, Inc.*                                                  6,345,940
                   237,150   Sensata Technologies Holding N.V.*,**                                                8,236,219
                                                                                                                 14,582,159
Instruments - Scientific -- 3.0%
                   225,496   Thermo Fisher Scientific, Inc.*                                                     12,526,303
                    81,430   Waters Corp.*                                                                        7,076,267
                                                                                                                 19,602,570
Insurance Brokers -- 0.8%
                    92,865   AON Corp.                                                                            4,918,130
Investment Management and Advisory Services -- 1.9%
                   150,559   Eaton Vance Corp.                                                                    4,854,022
                   116,556   T. Rowe Price Group, Inc.                                                            7,741,650
                                                                                                                 12,595,672
Machinery - General Industrial -- 1.2%
                    91,115   Roper Industries, Inc.                                                               7,877,803
Medical - Biomedical and Genetic -- 4.4%
                   231,480   Celgene Corp.*,**                                                                   13,317,044
                   132,762   Gilead Sciences, Inc.*                                                               5,634,419
                   268,110   Incyte Corp., Ltd.*                                                                  4,249,544
                   104,975   Vertex Pharmaceuticals, Inc.*                                                        5,031,452
                                                                                                                 28,232,459
Medical - Drugs -- 1.4%
                   178,807   Valeant Pharmaceuticals International, Inc.                                          8,906,377
Medical Information Systems -- 1.0%
                   146,990   athenahealth, Inc.*                                                                  6,633,659
Medical Instruments -- 3.3%
                   318,780   St. Jude Medical, Inc.                                                              16,340,663
                    72,250   Techne Corp.                                                                         5,173,100
                                                                                                                 21,513,763
Medical Products -- 4.2%
                   154,890   Henry Schein, Inc.*                                                                 10,868,631
                   238,970   Varian Medical Systems, Inc.*                                                       16,163,931
                                                                                                                 27,032,562
Metal Processors and Fabricators -- 1.2%
                    52,170   Precision Castparts Corp.                                                            7,678,381
Networking Products -- 1.0%
                   147,680   Juniper Networks, Inc.*                                                              6,214,374
Oil Companies - Exploration and Production -- 1.3%
                   173,600   Ultra Petroleum Corp. (U.S. Shares)*                                                 8,549,800
Oil Field Machinery and Equipment -- 2.7%
                   321,355   Dresser-Rand Group, Inc.*                                                           17,231,055
Pipelines -- 1.5%
                   145,625   Kinder Morgan Management LLC*                                                        9,551,544
Printing - Commercial -- 2.4%
                   294,956   VistaPrint N.V. (U.S. Shares)*,**                                                   15,308,216
Reinsurance -- 0.6%
                    43,405   Berkshire Hathaway, Inc. - Class B*                                                  3,629,960
Retail - Automobile -- 1.8%
                   264,110   Copart, Inc.*                                                                       11,443,886
Retail - Bedding -- 0.6%
                    81,416   Bed Bath & Beyond, Inc.*                                                             3,929,950
Retail - Office Supplies -- 0.6%
                   193,935   Staples, Inc.                                                                        3,766,218
Retail - Petroleum Products -- 1.1%
                   172,900   World Fuel Services Corp.                                                            7,021,469
Retail - Regional Department Stores -- 0.7%
                    81,070   Kohl's Corp.                                                                         4,299,953
Semiconductor Components/Integrated Circuits -- 2.3%
                 1,103,750   Atmel Corp.*                                                                        15,044,112
Semiconductor Equipment -- 2.7%
                   114,810   ASML Holdings N.V. (U.S. Shares)**                                                   5,109,045
                   260,007   KLA-Tencor Corp.                                                                    12,316,532
                                                                                                                 17,425,577
Telecommunication Equipment - Fiber Optics -- 0.7%
                   222,315   Corning, Inc.                                                                        4,586,358
Telecommunication Services -- 1.7%
                   392,514   Amdocs, Ltd. (U.S. Shares)*                                                         11,324,029
Transactional Software -- 1.0%
                   125,625   Solera Holdings, Inc.                                                                6,419,437
Transportation - Railroad -- 0.6%
                    47,745   Canadian National Railway Co. (U.S. Shares)                                          3,593,766
Transportation - Services -- 2.7%
                   145,855   C.H. Robinson Worldwide, Inc.                                                       10,812,231
                   133,432   Expeditors International of Washington, Inc.                                         6,690,281
                                                                                                                 17,502,512
Transportation - Truck -- 1.0%
                   148,340   Landstar System, Inc.                                                                6,776,171
Vitamins and Nutrition Products -- 0.8%
                    91,915   Mead Johnson Nutrition Co. - Class A                                                 5,324,636
Wireless Equipment -- 3.9%
                   587,395   Crown Castle International Corp.*                                                   24,993,657
----------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $381,575,863)                                                                          631,072,181
----------------------------------------------------------------------------------------------------------------------------
Money Market -- 2.3%
                14,971,271   Janus Cash Liquidity Fund LLC, 0% (cost $14,971,271)                                14,971,271
----------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $396,547,134) - 100%                                                            $ 646,043,452
----------------------------------------------------------------------------------------------------------------------------


   Summary of Investments by Country - (Long Positions)
                March 31, 2011 (unaudited)

                                                % of Investment
Country                               Value          Securities
----------------------------------------------------------------
Bermuda                     $    16,024,738                2.5%
Canada                           51,422,184                8.0%
Guernsey                         11,324,029                1.8%
Ireland                           7,239,898                1.1%
Netherlands                      28,653,480                4.4%
Singapore                         4,767,354                0.7%
Switzerland                      12,252,287                1.9%
United States++                 514,359,482               79.6%
----------------------------------------------------------------
Total                       $   646,043,452              100.0%
----------------------------------------------------------------

++  Includes Cash Equivalents (77.3% excluding Cash Equivalents).


Forward Currency Contracts, Open

Counterparty/Currency                                                 Unrealized
Sold and Settlement                      Currency       Currency   Appreciation/
Date                                   Units Sold   Value U.S. $  (Depreciation)
--------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Euro 5/6/11                             2,840,000   $  4,021,626   $   (94,928)
--------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Euro 5/12/11                            2,276,387      3,223,088        (2,194)
--------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Euro 4/28/11                            2,530,000      3,583,251      (141,135)
--------------------------------------------------------------------------------
Total                                               $ 10,827,965   $  (238,257)

Notes to Schedule of Investments (unaudited)

ADR              American Depositary Receipt

PLC              Public Limited Company

U.S. Shares      Shares of foreign companies trading on an American Stock
                 Exchange.

*                Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2011)

                                                     Level 2 - Other          Level 3 -
                                       Level 1 -       Significant           Significant
                                     Quoted Prices  Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Enterprise Portfolio
Common Stock
Airlines                             $          -       $   7,239,898        $          -
All Other                             623,832,283                   -                   -

Money Market                                    -          14,971,271                   -

Total Investments in Securities      $623,832,283       $  22,211,169                   -
--------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Aspen Enterprise Portfolio     $          -       $    (238,257)       $          -
--------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                                  $   14,071,079

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 2.2%
           $1,010,000    Bear Stearns Commercial Mortgage Securities, 5.5370%, 10/12/41                  $1,084,627
              897,000    Commercial Mortgage Pass Through Certificates, 5.8148%, 12/10/49 ***               973,288
              943,908    DBUBS Mortgage Trust, 3.7420%, 6/1/17 (144A)                                       956,283
              919,000    GS Mortgage Securities Corp. II, 5.5600%, 11/10/39                                 988,423
              584,000    JPMorgan Chase Commercial Mortgage Securities Corp.,
                         5.6330%, 12/5/27 (144A)                                                            629,686
                         JPMorgan Chase Commercial Mortgage Securities Corp., 4.3110%, 8/5/32
              992,000    (144A)                                                                             952,163
                         JPMorgan Chase Commercial Mortgage Securities Corp., 5.8633%,
              584,000    4/15/45***                                                                         641,715
              979,000    JPMorgan Chase Commercial Mortgage Securities Corp., 4.7171%, 2/15/46
                         (144A)                                                                             982,432
              881,000    Morgan Stanley Capital I, 3.8840%, 2/15/16 (144A)                                  895,880
              576,000    Morgan Stanley Capital I, 4.7530%, 3/10/44                                         580,057
            1,000,000    Oxbow Resources LLC, 4.9690%, 5/1/36                                             1,005,000
--------------------------------------------------------------------------------------------------------------------
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $9,697,848)                                9,689,554
--------------------------------------------------------------------------------------------------------------------
Bank Loans -- 2.2%
Aerospace and Defense - Equipment -- 0.5%
            2,165,000    TransDigm Group, Inc., 4.0000%, 2/14/17 ***                                      2,178,531
Automotive - Cars and Light Trucks -- 0.2%
              809,363    Ford Motor Co., 3.1000%, 12/16/13 ***                                              808,700
Data Processing and Management -- 0.1%
              339,150    Fidelity National Information, 5.2500%, 7/18/16 ***                                341,127
Food - Canned -- 0.5%
            2,185,000    Del Monte Foods Co., 4.5000%, 3/8/18***                                          2,188,649
Retail - Apparel and Shoe -- 0.4%
            1,780,473    Phillips-Van Heusen Corp., 3.5000%, 5/6/16***                                    1,795,304
Retail - Restaurants -- 0.4%
            1,905,000    DineEquity, Inc., 4.2500%, 10/19/17***                                           1,918,488
Telecommunication Equipment -- 0.1%
              537,000    CommScope, Inc., 5.0000%, 1/3/18***                                                540,356
--------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $9,690,641)                                                                        9,771,155
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 72.4%
Advertising Services -- 0.4%
              195,000    WPP Finance UK, 5.8750%, 6/15/14                                                   214,377
            1,282,000    WPP Finance UK, 8.0000%, 9/15/14                                                 1,494,319
                                                                                                          1,708,696
Agricultural Chemicals -- 1.1%
            2,752,000    CF Industries, Inc., 6.8750%, 5/1/18                                             3,089,120
              973,000    CF Industries, Inc., 7.1250%, 5/1/20                                             1,104,355
              866,000    Incitec Pivot, Ltd., 4.0000%, 12/7/15 (144A)                                       866,656
                                                                                                          5,060,131
Agricultural Operations -- 0.3%
              533,000    Archer-Daniels Midland, 4.4790%, 3/1/21                                            539,789
              560,000    Archer-Daniels Midland, 5.7650%, 3/1/41                                            573,368
                                                                                                          1,113,157
Airlines -- 0.1%
              504,000    Southwest Airlines Co., 5.2500%, 10/1/14                                           538,266
Beverages - Wine and Spirits -- 0.3%
            1,040,000    Constellation Brands, Inc., 7.2500%, 9/1/16                                      1,124,500
Building - Residential and Commercial -- 0.3%
              458,000    D.R. Horton, Inc., 7.8750%, 8/15/11                                                462,580
              657,000    MDC Holdings, Inc., 5.3750%, 12/15/14                                              691,998
                                                                                                          1,154,578
Building Products - Cement and Aggregate -- 1.6%
              165,000    CRH America, Inc., 5.6250%, 9/30/11                                                168,674
              628,000    CRH America, Inc., 4.1250%, 1/15/16                                                628,612
              929,000    CRH America, Inc., 8.1250%, 7/15/18                                              1,093,382
            2,315,000    CRH America, Inc., 5.7500%, 1/15/21                                              2,375,505
            1,579,000    Hanson, Ltd., 6.1250%, 8/15/16                                                   1,642,160
              990,000    Holcim U.S. Finance (U.S. Shares), 6.0000%, 12/30/19 (144A)                      1,037,583
                                                                                                          6,945,916
Cable Television -- 0.4%
            1,873,000    Comcast Corp., 5.1500%, 3/1/20                                                   1,949,720
Chemicals - Diversified -- 1.1%
            2,461,000    LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                        2,713,252
            1,953,000    Lyondell Chemical Co., 11.0000%, 5/1/18                                          2,192,243
                                                                                                          4,905,495
Chemicals - Specialty -- 0.5%
            1,775,000    Ashland, Inc., 9.1250%, 6/1/17                                                   2,036,813
Coatings and Paint Products -- 0.3%
            1,358,000    RPM International, Inc., 6.1250%, 10/15/19                                       1,424,550
Commercial Banks -- 5.6%
            1,355,000    American Express Bank FSB, 5.5000%, 4/16/13                                      1,453,290
            4,459,000    Bank of Montreal, 2.6250%, 1/25/16 (144A)                                        4,437,753
            1,220,492    CIT Group, Inc., 7.0000%, 5/1/13                                                 1,246,831
            1,987,000    CIT Group, Inc., 5.2500%, 4/1/14 (144A)                                          1,999,459
            2,282,000    CIT Group, Inc., 7.0000%, 5/1/14                                                 2,324,788
            1,647,000    CIT Group, Inc., 6.6250%, 4/1/18 (144A)                                          1,671,077
              902,000    Discover Bank, 7.0000%, 4/15/20                                                    992,382
            2,215,000    HSBC USA, Inc., 5.0000%, 9/27/20                                                 2,174,886
            2,914,000    Royal Bank of Scotland PLC, 3.9500%, 9/21/15                                     2,916,206
            1,611,000    Royal Bank of Scotland PLC, 4.3750%, 3/16/16                                     1,621,223
            2,216,000    SVB Financial Group, 5.3750%, 9/15/20                                            2,179,731
            1,670,000    Zions Bancorp., 7.7500%, 9/23/14                                                 1,813,647
                                                                                                         24,831,273
Commercial Services - Finance -- 1.0%
            4,409,000    Verisk Analytics, Inc., 5.8000%, 5/1/21                                          4,429,233
Computer Services -- 0.2%
              842,000    Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                907,990
Computers - Memory Devices -- 0.7%
            1,280,000    Seagate Technology, 6.3750%, 10/1/11                                             1,308,800
            1,467,000    Seagate Technology, 10.0000%, 5/1/14 (144A)                                      1,709,055
                                                                                                          3,017,855
Consumer Products - Miscellaneous -- 0.1%
              490,000    Jarden Corp., 8.0000%, 5/1/16                                                      535,938
Containers - Metal and Glass -- 0.5%
              458,000    Ball Corp., 7.1250%, 9/1/16                                                        500,937
            1,159,000    Ball Corp., 5.7500%, 5/15/21                                                     1,135,820
              508,000    Greif, Inc, 6.7500%, 2/1/17                                                        535,940
                                                                                                          2,172,697
Data Processing and Management -- 0.3%
            1,475,000    Fiserv, Inc., 3.1250%, 10/1/15                                                   1,467,963
Diversified Banking Institutions -- 7.3%
            2,215,000    Bank of America Corp., 3.6250%, 3/17/16                                          2,183,808
            3,371,000    Bank of America Corp., 5.6250%, 7/1/20                                           3,460,925
            1,946,000    Citigroup, Inc., 5.0000%, 9/15/14                                                2,032,019
              988,000    Citigroup, Inc., 4.7500%, 5/19/15                                                1,035,626
            4,068,000    Citigroup, Inc., 5.3750%, 8/9/20                                                 4,187,815
            1,814,000    GMAC, Inc., 6.8750%, 9/15/11                                                     1,848,012
              459,000    Goldman Sachs Group, Inc., 3.7000%, 8/1/15                                         462,387
            1,387,000    Goldman Sachs Group, Inc., 3.6250%, 2/7/16                                       1,373,894
            3,278,000    Goldman Sachs Group, Inc., 5.3750%, 3/15/20                                      3,328,268
            1,259,000    JPMorgan Chase & Co., 6.0000%, 1/15/18                                           1,380,473
            1,033,000    JPMorgan Chase & Co., 4.4000%, 7/22/20                                             998,243
            1,557,000    JPMorgan Chase & Co., 4.2500%, 10/15/20                                          1,488,044
            1,986,000    Morgan Stanley, 4.0000%, 7/24/15                                                 2,018,332
            1,308,000    Morgan Stanley, 3.4500%, 11/2/15                                                 1,285,747
            1,832,000    Morgan Stanley, 5.6250%, 9/23/19                                                 1,871,086
            1,038,000    Morgan Stanley, 5.5000%, 7/24/20                                                 1,037,270
            2,257,000    Morgan Stanley, 5.7500%, 1/25/21                                                 2,277,981
                                                                                                         32,269,930
Diversified Financial Services -- 3.3%
              530,000    General Electric Capital Corp., 4.8000%, 5/1/13                                    563,131
              743,000    General Electric Capital Corp., 5.9000%, 5/13/14                                   820,071
            3,707,000    General Electric Capital Corp., 6.0000%, 8/7/19                                  4,047,176
            2,987,000    General Electric Capital Corp., 5.5000%, 1/8/20                                  3,160,300
            1,928,000    General Electric Capital Corp., 4.6250%, 1/7/21                                  1,898,737
            3,363,000    General Electric Capital Corp., 5.3000%, 2/11/21                                 3,415,695
              581,000    Hyundai Capital Services, Inc., 4.3750%, 7/27/16 (144A)                            584,087
                                                                                                         14,489,197
Diversified Minerals -- 0.6%
              504,000    Teck Resources, Ltd., 7.0000%, 9/15/12                                             538,461
              448,000    Teck Resources, Ltd., 9.7500%, 5/15/14                                             544,300
              950,000    Teck Resources, Ltd., 5.3750%, 10/1/15                                           1,030,339
              362,000    Teck Resources, Ltd., 10.2500%, 5/15/16                                            435,305
                3,000    Teck Resources, Ltd., 10.7500%, 5/15/19                                              3,831
                                                                                                          2,552,236
Diversified Operations -- 0.7%
              713,000    SPX Corp, 7.6250%, 12/15/14                                                        785,191
            2,154,000    Tyco Electronics Group S.A., 6.0000%, 10/1/12                                    2,296,022
                                                                                                          3,081,213
Diversified Operations - Commercial Services -- 0.3%
            1,093,000    ARAMARK Corp., 8.5000%, 2/1/15                                                   1,139,453
Electric - Integrated -- 1.8%
            1,028,000    Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                    1,120,520
              863,000    CMS Energy Corp., 8.5000%, 4/15/11                                                 864,495
              857,000    CMS Energy Corp., 1.2531%, 1/15/13***                                              846,287
            1,819,000    CMS Energy Corp., 4.2500%, 9/30/15                                               1,824,075
            1,352,000    CMS Energy Corp., 5.0500%, 2/15/18                                               1,346,419
              883,000    Monongahela Power Co., 6.7000%, 6/15/14                                            964,538
            1,090,000    Virginia Electric and Power Co., 5.1000%, 11/30/12                               1,159,251
                                                                                                          8,125,585
Electronic Components - Semiconductors -- 1.2%
              869,000    National Semiconductor Corp., 6.1500%, 6/15/12                                     912,933
            2,567,000    National Semiconductor Corp., 3.9500%, 4/15/15                                   2,614,859
            1,806,000    National Semiconductor Corp., 6.6000%, 6/15/17                                   1,987,312
                                                                                                          5,515,104
Electronic Connectors -- 0.5%
            2,140,000    Amphenol Corp., 4.7500%, 11/15/14                                                2,296,124
Electronic Measuring Instruments -- 0.2%
              664,000    Agilent Technologies, Inc., 2.5000%, 7/15/13                                       669,916
Electronics - Military -- 1.7%
            4,488,000    L-3 Communications Corp., 6.3750%, 10/15/15                                      4,622,640
              627,000    L-3 Communications Corp., 5.2000%, 10/15/19                                        654,001
            1,618,000    L-3 Communications Corp., 4.7500%, 7/15/20                                       1,611,408
              841,000    L-3 Communications Corp., 4.9500%, 2/15/21                                         845,907
                                                                                                          7,733,956
Enterprise Software/Services -- 0.4%
            1,073,000    BMC Software, Inc., 7.2500%, 6/1/18                                              1,220,761
              337,000    CA, Inc., 5.3750%, 12/1/19                                                         347,200
                                                                                                          1,567,961
Finance - Auto Loans -- 0.7%
              713,000    Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                       733,734
              698,000    Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                         744,254
            1,404,000    Ford Motor Credit Co. LLC, 6.6250%, 8/15/17                                      1,498,420
              297,000    Hyundai Capital America, 3.7500%, 4/6/16 (144A)                                    292,592
                                                                                                          3,269,000
Finance - Consumer Loans -- 0.5%
            2,221,000    SLM Corp., 6.2500%, 1/25/16                                                      2,315,392
Finance - Credit Card -- 0.3%
            1,368,000    American Express Co., 6.8000%, 9/1/66***                                         1,395,360
Finance - Investment Bankers/Brokers -- 1.9%
            1,159,000    Jefferies Group, Inc., 3.8750%, 11/9/15                                          1,156,499
            1,044,000    Jefferies Group, Inc., 8.5000%, 7/15/19                                          1,231,606
            2,042,000    Lazard Group LLC, 7.1250%, 5/15/15                                               2,243,321
              113,000    Lazard Group LLC, 6.8500%, 6/15/17                                                 120,291
              642,000    Schwab Capital Trust I, 7.5000%, 11/15/37 ***                                      663,134
            2,256,000    TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                    2,348,521
              780,000    TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                      825,410
                                                                                                          8,588,782
Food - Canned -- 0.1%
              238,000    Blue Merger Sub, Inc., 7.6250%, 2/15/19 (144A)                                     241,273
Food - Meat Products -- 1.3%
              169,000    Smithfield Foods, Inc., 7.7500%, 5/15/13                                           181,675
            4,896,000    Tyson Foods, Inc., 6.8500%, 4/1/16***                                            5,471,280
                                                                                                          5,652,955
Food - Miscellaneous/Diversified -- 1.8%
            1,792,000    Corn Products International, Inc., 3.2000%, 11/1/15                              1,788,932
            1,453,000    Corn Products International, Inc., 6.6250%, 4/15/37                              1,518,732
              290,000    Dole Food Co., Inc., 13.8750%, 3/15/14                                             352,260
            1,292,000    Kraft Foods, Inc., 2.6250%, 5/8/13                                               1,322,291
            1,213,000    Kraft Foods, Inc., 5.3750%, 2/10/20                                              1,280,620
            1,784,000    Kraft Foods, Inc., 6.5000%, 2/9/40                                               1,905,466
                                                                                                          8,168,301
Gas - Distribution -- 0.1%
              257,000    Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                   275,386
Gold Mining -- 0.2%
              880,000    Gold Fields Orogen Holding BVI, Ltd., 4.8750%, 10/7/20 (144A)                      844,481
Hotels and Motels -- 1.2%
              951,000    Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                        984,594
              306,000    Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                        327,522
            1,340,000    Marriott International, Inc., 4.6250%, 6/15/12                                   1,392,638
              376,000    Marriott International, Inc., 5.6250%, 2/15/13                                     402,253
              266,000    Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                       304,038
              348,000    Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                        378,015
            1,426,000    Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                      1,566,817
                                                                                                          5,355,877
Investment Management and Advisory Services -- 0.9%
              900,000    Ameriprise Financial, Inc., 7.3000%, 6/28/19                                     1,075,090
              522,000    Ameriprise Financial, Inc., 5.3000%, 3/15/20                                       553,312
            1,490,000    Ameriprise Financial, Inc., 7.5180%, 6/1/66***                                   1,564,500
            1,024,000    FMR LLC, 6.4500%, 11/15/39 (144A)                                                1,008,146
                                                                                                          4,201,048
Life and Health Insurance -- 0.1%
              377,000    Prudential Financial, Inc., 4.7500%, 6/13/15                                       399,689
Medical - Biomedical and Genetic -- 0.9%
              695,000    Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                       769,712
              665,000    Genzyme Corp., 3.6250%, 6/15/15                                                    690,829
              832,000    Genzyme Corp., 5.0000%, 6/15/20                                                    883,588
            1,654,000    Gilead Sciences, Inc., 4.5000%, 4/1/21                                           1,634,342
                                                                                                          3,978,471
Medical - Drugs -- 0.4%
              833,000    Sanofi-Aventis S.A., 2.6250%, 3/29/16***                                           825,840
              833,000    Sanofi-Aventis S.A., 4.0000%, 3/29/21***                                           819,255
                                                                                                          1,645,095
Medical - HMO -- 0.1%
              283,000    Health Care Service Corp., 4.7000%, 1/15/21 (144A)                                 284,079
Medical - Hospitals -- 0.4%
            1,705,000    HCA, Inc., 9.2500%, 11/15/16                                                     1,835,006
Medical Instruments -- 0.4%
              559,000    Boston Scientific Corp., 4.5000%, 1/15/15                                          576,545
            1,119,000    Boston Scientific Corp., 6.0000%, 1/15/20                                        1,172,507
                                                                                                          1,749,052
Medical Products -- 0.2%
              882,000    CareFusion Corp., 4.1250%, 8/1/12                                                  911,082
Metal Processors and Fabricators -- 0.1%
              306,000    Timken Co., 6.0000%, 9/15/14                                                       337,532
Money Center Banks -- 0.4%
              847,000    Lloyds TSB Bank PLC, 4.8750%, 1/21/16                                              873,362
              678,000    Lloyds TSB Bank PLC, 6.3750%, 1/21/21                                              706,541
                                                                                                          1,579,903
Multi-Line Insurance -- 2.1%
            1,398,000    American International Group, Inc., 5.4500%, 5/18/17                             1,435,101
            4,475,000    American International Group, Inc., 6.4000%, 12/15/20                            4,776,141
            1,350,000    MetLife, Inc., 2.3750%, 2/6/14                                                   1,351,826
              588,000    MetLife, Inc., 6.7500%, 6/1/16                                                     679,695
              688,000    MetLife, Inc., 7.7170%, 2/15/19                                                    836,316
                                                                                                          9,079,079
Multimedia -- 0.7%
            2,021,000    NBC Universal, Inc., 2.8750%, 4/1/16 (144A)                                      1,974,329
            1,166,000    NBC Universal, Inc., 5.9500%, 4/1/41 (144A)                                      1,117,339
                                                                                                          3,091,668
Non-Hazardous Waste Disposal -- 0.3%
            1,236,000    Allied Waste North America, Inc., 7.1250%, 5/15/16                               1,290,075
Oil and Gas Drilling -- 1.6%
              848,000    Ensco PLC, 3.2500%, 3/15/16                                                        844,881
            1,414,000    Ensco PLC, 4.7000%, 3/15/21                                                      1,403,545
            4,618,000    Nabors Industries, Inc., 5.0000%, 9/15/20                                        4,587,000
              337,000    Noble Holding International, Ltd., 3.4500%, 8/1/15                                 344,042
                                                                                                          7,179,468
Oil Companies - Exploration and Production -- 0.6%
            1,570,000    Forest Oil Corp., 8.0000%, 12/15/11                                              1,640,650
              746,000    Forest Oil Corp., 8.5000%, 2/15/14                                                 831,790
                                                                                                          2,472,440
Oil Companies - Integrated -- 1.4%
            2,530,000    BP Capital Markets PLC, 3.1250%, 10/1/15                                         2,544,145
            1,169,000    BP Capital Markets PLC, 4.5000%, 10/1/20                                         1,160,065
            1,112,000    Petrobras International Finance Co., 3.8750%, 1/27/16                            1,119,434
            1,111,000    Petrobras International Finance Co., 5.3750%, 1/27/21                            1,114,353
              250,000    Petrobras International Finance Co., 6.7500%, 1/27/41                              257,552
                                                                                                          6,195,549
Oil Refining and Marketing -- 0.6%
            1,031,000    Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                  1,127,138
            1,717,000    NuStar Logistics L.P., 4.8000%, 9/1/20                                           1,688,877
                                                                                                          2,816,015
Paper and Related Products -- 0.6%
            2,854,000    Georgia-Pacific LLC, 5.4000%, 11/1/20 (144A)                                     2,818,248
Pipelines -- 2.4%
              848,000    Buckeye Partners L.P., 4.8750%, 2/1/21                                             842,358
            1,470,000    DCP Midstream Operating L.P., 3.2500%, 10/1/15                                   1,440,482
              261,000    El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                       287,004
              509,000    Energy Transfer Partners L.P., 5.9500%, 2/1/15                                     558,041
                  496    Kern River Funding Corp., 4.8930%, 4/30/18***, #                                       535
              322,000    Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                               354,559
            2,218,000    Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                   2,326,128
            1,930,000    Plains All American Pipeline L.P., 3.9500%, 9/15/15                              1,990,305
              332,000    Plains All American Pipeline L.P., 8.7500%, 5/1/19                                 415,349
                         Plains All American Pipeline L.P. / PAA Finance Corp., 5.0000%,
            1,695,000    2/1/21                                                                           1,700,039
              527,000    Williams Partners L.P., 3.8000%, 2/15/15                                           545,540
                                                                                                         10,460,340
Property and Casualty Insurance -- 0.2%
              674,000    Fidelity National Financial, Inc., 6.6000%, 5/15/17                                697,256
Publishing - Newspapers -- 0.2%
              233,000    Gannett Co., Inc., 6.3750%, 9/1/15 (144A)                                          242,320
              837,000    Gannett Co., Inc., 7.1250%, 9/1/18  (144A)                                         839,093
                                                                                                          1,081,413
Publishing - Periodicals -- 0.5%
            2,231,000    United Business Media, Ltd., 5.7500%, 11/3/20 (144A)                             2,170,138
Real Estate Management/Services -- 0.7%
              537,000    AMB Property L.P., 6.1250%, 12/1/16                                                587,679
              744,000    AMB Property L.P., 4.0000%, 1/15/18                                                719,933
              695,000    AMB Property L.P., 6.6250%, 12/1/19                                                767,496
            1,051,000    CB Richard Ellis Services, Inc., 6.6250%, 10/15/20                               1,082,530
                                                                                                          3,157,638
Real Estate Operating/Development -- 0.3%
            1,473,000    Post Apartment Homes L.P., 4.7500%, 10/15/17                                     1,448,819
Reinsurance -- 1.6%
            2,140,000    Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                               2,215,540
            1,567,000    Berkshire Hathaway, Inc., 1.4000%, 2/10/12                                       1,580,149
            1,567,000    Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                       1,600,306
            1,592,000    Berkshire Hathaway, Inc., 3.2000%, 2/11/15                                       1,638,744
                                                                                                          7,034,739
REIT - Diversified -- 0.7%
              872,000    Goodman Funding Pty, Ltd., 6.3750%, 11/12/20 (144A)                                876,339
            2,237,000    Goodman Funding Pty, Ltd., 6.3750%, 4/15/21                                      2,232,195
                                                                                                          3,108,534
REIT - Health Care -- 1.1%
              278,000    HCP, Inc., 2.7000%, 2/1/14                                                         278,833
              283,000    HCP, Inc., 3.7500%, 2/1/16                                                         284,431
              277,000    HCP, Inc., 5.3750%, 2/1/21                                                         279,737
              884,000    Senior Housing Properties Trust, 6.7500%, 4/15/20                                  935,736
              583,000    Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                         603,500
              968,000    Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                       1,000,730
            1,606,000    Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                       1,702,715
                                                                                                          5,085,682
REIT - Hotels -- 0.7%
              775,000    Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                       786,625
            2,153,000    Host Hotels & Resorts L.P., 6.7500%, 6/1/16                                      2,220,281
                                                                                                          3,006,906
REIT - Office Property -- 0.8%
              523,000    Reckson Operating Partnership L.P., 6.0000%, 3/31/16                               556,943
            2,519,000    Reckson Operating Partnership L.P., 7.7500%, 3/15/20                             2,829,114
                                                                                                          3,386,057
REIT - Regional Malls -- 1.4%
            3,931,000    Rouse Co. L.P., 6.7500%, 5/1/13 (144A)                                           4,063,671
            2,152,000    Rouse Co. L.P., 6.7500%, 11/9/15                                                 2,238,080
                                                                                                          6,301,751
REIT - Shopping Centers -- 0.2%
              839,000    Developers Diversified Realty Corp., 4.7500%, 4/15/18                              816,690
Resorts and Theme Parks -- 0.5%
            2,095,000    Vail Resorts, Inc., 6.7500%, 2/15/14                                             2,121,188
Retail - Apparel and Shoe -- 0.3%
            1,054,000    Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                      1,114,605
Retail - Computer Equipment -- 0%
              151,000    GameStop Corp., 8.0000%, 10/1/12                                                   154,209
Retail - Regional Department Stores -- 0.7%
              688,000    Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                     736,160
            1,485,000    Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                   1,596,375
              790,000    Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                      799,875
                                                                                                          3,132,410
Retail - Restaurants -- 0.3%
            1,472,000    Brinker International, 5.7500%, 6/1/14                                           1,549,557
Shipbuilding -- 0.2%
              432,000    Huntington Ingalls Industries, Inc., 6.8750%, 3/15/18 (144A)                       450,900
              414,000    Huntington Ingalls Industries, Inc., 7.1250%, 3/15/21 (144A)                       431,595
                                                                                                            882,495
Steel - Producers -- 0.3%
              344,000    ArcelorMittal, 5.3750%, 6/1/13                                                     365,849
              819,000    Steel Dynamics, Inc., 6.7500%, 4/1/15                                              838,451
                                                                                                          1,204,300
Super-Regional Banks -- 1.2%
              835,000    KeyCorp, 5.1000%, 3/24/21                                                          829,846
              611,000    National City Corp., 6.8750%, 5/15/19                                              697,516
              528,000    PNC Funding Corp., 3.6250%, 2/8/15                                                 545,871
            1,113,000    SunTrust Banks, Inc., 3.6000%, 4/15/16                                           1,106,362
            2,195,000    Wells Fargo & Co., 4.6000%, 4/1/21                                               2,170,646
                                                                                                          5,350,241
Telecommunication Services -- 0.2%
              776,000    Virgin Media Secured Finance PLC, 6.5000%, 1/15/18                                 847,780
Telephone - Integrated -- 2.1%
              545,000    Qwest Communications International, Inc., 7.5000%, 2/15/14                         553,856
            4,986,000    Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                 5,378,647
            1,048,000    Sprint Capital Corp., 8.3750%, 3/15/12                                           1,105,640
            1,143,000    Telefonica Emisiones SAU, 3.9920%, 2/16/16                                       1,148,531
            1,143,000    Telefonica Emisiones SAU, 5.4620%, 2/16/21                                       1,157,528
                                                                                                          9,344,202
Television -- 0.4%
            1,365,000    CBS Corp., 8.2000%, 5/15/14                                                      1,599,894
              411,000    CBS Corp., 4.3000%, 2/15/21                                                        388,488
                                                                                                          1,988,382
Transportation - Railroad -- 1.0%
              631,113    CSX Corp., 8.3750%, 10/15/14                                                       731,744
              154,000    Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                       160,160
            2,196,000    Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                     2,393,640
              751,000    Kansas City Southern de Mexico S.A. de C.V., 6.6250%, 12/15/20 (144A)              766,020
              220,000    Kansas City Southern Railway, 13.0000%, 12/15/13                                   262,350
                                                                                                          4,313,914
Transportation - Services -- 1.2%
            2,458,000    Asciano Finance, Ltd., 5.0000%, 4/7/18 (144A),#                                  2,444,678
            2,337,000    Asciano Finance, Ltd., 4.6250%, 9/23/20 (144A)                                   2,213,380
              634,000    Ryder System, Inc., 3.6000%, 3/1/16                                                640,528
                                                                                                          5,298,586
Transportation - Truck -- 0.5%
            2,214,000    JB Hunt Transport Services, Inc., 3.3750%, 9/15/15                               2,194,572
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $311,566,529)                                                               319,988,156
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.4%
Diversified Banking Institutions -- 0.4%
               63,600    Citigroup Capital, 7.8750% (cost $1,674,366)                                     1,742,640
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 22.1%
               U.S. Treasury Notes/Bonds:
           $4,296,000    4.6250%, 2/29/12                                                                 4,464,820
            9,276,000    0.8750%, 2/29/12                                                                 9,324,513
            3,202,000    1.3750%, 5/15/12                                                                 3,237,648
              331,000    1.5000%, 7/15/12                                                                   335,525
            4,246,000    0.6250%, 7/31/12                                                                 4,255,638
              806,000    1.3750%, 1/15/13                                                                   815,540
            3,466,000    1.3750%, 2/15/13                                                                 3,507,024
              363,000    1.7500%, 4/15/13                                                                   369,864
            8,253,000    1.1250%, 6/15/13                                                                 8,293,605
           13,535,000    1.0000%, 7/15/13**                                                              13,556,115
              725,000    0.7500%, 8/15/13                                                                   721,318
              815,000    2.7500%, 10/31/13                                                                  850,338
            4,123,000    1.7500%, 1/31/14                                                                 4,187,743
              280,000    1.2500%, 2/15/14                                                                   280,175
              830,000    1.8750%, 2/28/14                                                                   845,368
              574,000    1.7500%, 3/31/14                                                                   582,251
            4,034,000    2.2500%, 5/31/14**                                                               4,147,142
            1,969,000    2.6250%, 7/31/14                                                                 2,045,299
            1,085,000    2.3750%, 8/31/14                                                                 1,116,872
            2,976,000    2.3750%, 9/30/14                                                                 3,061,792
              724,000    2.6250%, 12/31/14                                                                  749,566
            2,600,000    2.2500%, 1/31/15                                                                 2,653,625
            1,627,000    2.3750%, 2/28/15                                                                 1,666,666
            1,808,000    2.5000%, 3/31/15                                                                 1,859,564
            2,276,957    0.5000%, 4/15/15****                                                             2,363,410
            2,385,000    2.5000%, 4/30/15                                                                 2,450,029
            1,766,000    2.1250%, 5/31/15                                                                 1,785,320
              170,000    1.8750%, 6/30/15                                                                   169,907
            2,028,000    1.7500%, 7/31/15                                                                 2,012,790
              415,000    1.2500%, 9/30/15                                                                   401,350
              220,000    1.2500%, 10/31/15                                                                  212,283
            4,204,000    2.0000%, 1/31/16                                                                 4,173,454
              631,000    2.1250%, 2/29/16                                                                   629,028
            1,455,000    5.2500%, 2/15/29                                                                 1,638,694
              714,000    4.3750%, 11/15/39                                                                  698,493
            1,712,000    4.6250%, 2/15/40                                                                 1,745,706
            2,835,000    3.8750%, 8/15/40                                                                 2,536,883
            4,140,000    4.2500%, 11/15/40                                                                3,959,521
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $96,713,047)                                                       97,704,879
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.7%
            3,250,741    Janus Cash Liquidity Fund LLC, 0%, (cost $3,250,741)                             3,250,741
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $432,593,172) - 100%                                                     $442,147,125
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Australia                     $      8,633,248            2.0%
Canada                               9,316,117            2.1%
Cayman Islands                       5,853,236            1.3%
France                               1,645,095            0.4%
Jersey                               2,170,138            0.5%
Luxembourg                           3,699,454            0.8%
Mexico                               3,319,820            0.8%
South Korea                            584,087            0.1%
Spain                                2,306,059            0.5%
United Kingdom                      16,268,604            3.7%
United States++                    387,506,786           87.6%
Virgin Islands (British)               844,481            0.2%
---------------------------------------------------------------
Total                         $    442,147,125          100.0%
---------------------------------------------------------------

++ Includes Cash Equivalents (86.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

ULC               Unlimited Liability Corporation

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***               Rate is subject to change.  Rate shown reflects current rate.

****              Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS)

# Schedule of Restricted and Illiquid Securities (as of March 31, 2011)

                                                                                                    Value as a % of
                                        Acquisition Date   Acquisition Cost              Value    Total Investments
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Asciano Finance, Ltd.
5.0000%, 4/7/18                                3/31/2011         $2,444,678        $ 2,444,678                 0.6%

Kern River Funding Corp.
4.8930%, 4/30/18 (144A)                        4/28/2003                573                535                   0%
--------------------------------------------------------------------------------------------------------------------
                                                                 $2,445,251        $ 2,445,213                 0.6%
--------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2011. The issuer incurs all registration costs.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a % of
Portfolio                                         Value       Total Investments
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio      $   51,727,794                   11.7%
--------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1        Other Significant     Unobservable
Valuation Inputs Summary (as of March 31, 2011)            Quoted - Prices    Observable Inputs        Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
--------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities             $        --      $   9,689,554         $      --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Bank Loans                                                              --          9,771,155                --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Corporate Bonds                                                         --        319,988,156                --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Preferred Stock                                                         --          1,742,640                --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                               --         97,704,879                --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Money Market                                                            --          3,250,741                --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                $        --     $  442,147,125          $     --
--------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                $ 6,062,334

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock -- 96.0%
Applications Software -- 4.8%
               1,997,000   Microsoft Corp.                                                                              $ 50,643,920
Athletic Footwear -- 1.2%
                 164,355   NIKE, Inc. - Class B                                                                           12,441,674
Automotive - Cars and Light Trucks -- 4.6%
               2,134,945   Ford Motor Co.*                                                                                31,832,030
                 551,355   General Motors Co.*                                                                            17,108,546
                                                                                                                          48,940,576
Brewery -- 3.7%
                 682,200   Anheuser-Busch InBev N.V.                                                                      38,855,395
                 340,184   Anheuser-Busch InBev N.V. - VVPR Strip*                                                             2,410
                                                                                                                          38,857,805
Chemicals - Diversified -- 1.1%
                 684,907   Israel Chemicals, Ltd.                                                                         11,282,211
Commercial Banks -- 2.1%
                 849,139   Standard Chartered PLC                                                                         22,023,896
Computers -- 6.5%
                 199,010   Apple, Inc.*                                                                                   69,345,034
Diversified Banking Institutions -- 4.5%
               3,574,912   Bank of America Corp.                                                                          47,653,577
E-Commerce/Services -- 5.2%
               1,782,335   eBay, Inc.*                                                                                    55,323,678
Electronic Components - Miscellaneous -- 2.3%
                 698,215   TE Connectivity, Ltd. (U.S. Shares)                                                            24,311,846
Electronic Connectors -- 1.3%
                 260,620   Amphenol Corp. - Class A                                                                       14,175,122
Electronic Forms -- 1.6%
                 496,625   Adobe Systems, Inc.*                                                                           16,468,085
Enterprise Software/Services -- 3.0%
                 956,342   Oracle Corp.                                                                                   31,913,133
Finance - Investment Bankers/Brokers -- 2.7%
               1,586,048   Charles Schwab Corp.                                                                           28,596,445
Finance - Other Services -- 1.9%
                  67,780   CME Group, Inc.                                                                                20,439,059
Industrial Automation and Robotics -- 2.5%
                 173,400   Fanuc, Ltd.                                                                                    26,251,876
Life and Health Insurance -- 4.0%
               4,803,200   AIA Group, Ltd.*                                                                               14,789,432
               2,492,548   Prudential PLC                                                                                 28,246,265
                                                                                                                          43,035,697
Medical - Biomedical and Genetic -- 7.1%
               1,038,948   Celgene Corp.*                                                                                 59,770,679
                 335,682   Vertex Pharmaceuticals, Inc.*                                                                  16,089,238
                                                                                                                          75,859,917
Medical Instruments -- 2.6%
                  83,760   Intuitive Surgical, Inc.*                                                                      27,930,610
Multimedia -- 4.3%
               2,622,680   News Corp. - Class A                                                                           46,054,261
Networking Products -- 2.2%
               1,339,080   Cisco Systems, Inc.                                                                            22,965,222
Oil Companies - Integrated -- 2.7%
                 599,931   BG Group PLC                                                                                   14,925,141
                 345,200   Petroleo Brasileiro S.A. (ADR)                                                                 13,956,436
                                                                                                                          28,881,577
Pharmacy Services -- 2.7%
                 518,214   Medco Health Solutions, Inc.*                                                                  29,102,898
Real Estate Operating/Development -- 0.9%
               2,220,000   Hang Lung Properties, Ltd.                                                                      9,718,190
Retail - Apparel and Shoe -- 3.0%
                 978,365   Limited Brands, Inc.                                                                           32,168,641
Retail - Jewelry -- 2.2%
                 406,848   Compagnie Financiere Richemont S.A.                                                            23,506,084
Transportation - Services -- 5.9%
                 312,485   C.H. Robinson Worldwide, Inc.                                                                  23,164,513
                 534,880   United Parcel Service, Inc. - Class B                                                          39,752,282
                                                                                                                          62,916,795
Web Portals/Internet Service Providers -- 6.7%
                  97,959   Google, Inc. - Class A*,**                                                                     57,424,545
                 833,606   Yahoo!, Inc.*                                                                                  13,879,540
                                                                                                                          71,304,085
Wireless Equipment -- 2.7%
                 670,955   Crown Castle International Corp.*                                                              28,549,135
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $765,600,599)                                                                                 1,020,661,049
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
        42,902,730  Janus Cash Liquidity Fund LLC, 0% (cost $42,902,730)                                                  42,902,730
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $808,503,329) - 100%                                                                    $1,063,563,779
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

                                                                 % of Investment
Country                                   Value                       Securities
--------------------------------------------------------------------------------
Belgium                             $     38,857,805                     3.6%
Brazil                                    13,956,436                     1.3%
Hong Kong                                 24,507,622                     2.3%
Israel                                    11,282,211                     1.1%
Japan                                     26,251,876                     2.5%
Switzerland                               47,817,930                     4.5%
United Kingdom                            65,195,302                     6.1%
United States++                          835,694,597                    78.6%
--------------------------------------------------------------------------------
Total                               $  1,063,563,779                   100.0%

++ Includes Cash Equivalents (74.6% excluding Cash Equivalents).

Schedule of Written Options - Puts                                         Value
--------------------------------------------------------------------------------
                  Microsoft Corp.
                      expires January 2012
                      5,000 contracts
                      exercise price $25.00
                      (premiums received $696,000)                 $ (1,104,970)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2011)

                                                               Level 2 - Other
                                           Level 1 -        Significant Observable        Level 3 - Significant
                                        Quoted Prices              Inputs                  Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio
Common Stock
Oil Companies- Integrated             $      14,925,141            $  13,956,436              $          -
All Other                                   991,779,472                        -                         -

Money Market                                          -               42,902,730                         -

Total Investments in                  $   1,006,704,613            $  56,859,166              $          -
Securities
-----------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                         $ 15,887,474

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.5%
Advanced Materials/Production -- 2.0%
              171,105    STR Holdings, Inc.*                                                   $          3,281,794
Applications Software -- 5.6%
              307,213    Microsoft Corp.                                                                  7,790,922
               47,515    Quest Software, Inc.*                                                            1,206,406
                                                                                                          8,997,328
Cable Television -- 0.2%
                  355    Jupiter Telecommunications Co., Ltd.**                                             348,767
Casino Services -- 0.7%
               65,575    International Game Technology                                                    1,064,282
Commercial Services -- 0.8%
               15,455    Iron Mountain, Inc.                                                                482,660
               85,895    Live Nation, Inc.*                                                                 858,950
                                                                                                          1,341,610
Communications Software -- 2.8%
              189,385    SolarWinds, Inc.*                                                                4,442,972
Computer Aided Design -- 1.0%
               29,871    ANSYS, Inc.*                                                                     1,618,710
Computer Services -- 1.7%
               17,131    International Business Machines Corp.                                            2,793,552
Computer Software -- 0.6%
               48,780    Cornerstone OnDemand, Inc.*                                                        889,259
Computers -- 1.7%
                8,034    Apple, Inc.*,**                                                                  2,799,447
Computers - Integrated Systems -- 2.5%
               80,900    Terdata Corp.*                                                                   4,101,630
Computers - Memory Devices -- 1.2%
               61,215    EMC Corp.*                                                                       1,625,258
                5,210    NetApp, Inc.*                                                                      251,018
                                                                                                          1,876,276
Computers - Peripheral Equipment -- 0.5%
               48,790    Logitech International S.A.*                                                       878,879
Consulting Services -- 1.4%
               52,496    Gartner, Inc.*                                                                   2,187,508
E-Commerce/Products -- 1.0%
                9,140    Amazon.com, Inc.                                                                 1,646,388
E-Commerce/Services -- 4.2%
               45,571    Ctrip.com International, Ltd.*                                                   1,890,741
              127,822    eBay, Inc.*,**                                                                   3,967,595
                3,730    Netflix, Inc.*                                                                     885,241
                                                                                                          6,743,577
Educational Software -- 1.1%
               49,934    Blackboard, Inc.*                                                                1,809,608
Electric Products - Miscellaneous -- 1.0%
               17,311    LG Electronics, Inc.                                                             1,657,386
Electronic Components - Miscellaneous -- 3.8%
              175,104    TE Connectivity, Ltd. (U.S. Shares)                                              6,097,121
Electronic Components - Semiconductors -- 4.7%
              760,683    ON Semiconductor Corp.*,**                                                       7,507,941
Electronic Connectors -- 3.1%
               90,734    Amphenol Corp. - Class A                                                         4,935,022
Electronic Forms -- 1.8%
               86,625    Adobe Systems, Inc.*                                                             2,872,485
Electronics - Military -- 1.0%
               57,683    Ultra Electronics Holdings PLC**                                                 1,593,259
Energy - Alternate Sources -- 0.3%
                3,095    First Solar, Inc.*                                                                 497,800
Enterprise Software/Services -- 10.8%
               49,810    Advent Software, Inc.*                                                           1,428,053
              118,105    Autonomy Corp. PLC**                                                             3,010,215
               23,155    Aveva Group PLC**                                                                  599,822
               74,175    Oracle Corp.                                                                     2,475,220
              176,165    QLIK Technologies, Inc.*                                                         4,580,290
               80,083    Temenos Group A.G.*                                                              3,035,165
              123,500    Totvs S.A.**                                                                     2,372,526
                                                                                                         17,501,291
Industrial Automation and Robotics -- 2.1%
               22,600    Fanuc, Ltd.**                                                                    3,421,525
Internet Applications Software -- 2.5%
              155,290    Vocus, Inc.*                                                                     4,015,799
Internet Content - Entertainment -- 0.7%
               25,115    Youku.com, Inc.*                                                                 1,193,214
Internet Infrastructure Software -- 0.7%
               35,820    AsiaInfo Holdings, Inc.*                                                           775,503
               15,340    Tibco Software, Inc.*                                                              418,015
                                                                                                          1,193,518
Medical - Biomedical and Genetic -- 3.8%
               56,340    Celgene Corp.*                                                                   3,241,240
                9,348    Gilead Sciences, Inc.*                                                             396,729
               63,273    Myriad Genetics, Inc.*                                                           1,274,951
               25,835    Vertex Pharmaceuticals, Inc.*                                                    1,238,272
                                                                                                          6,151,192
Medical Information Systems -- 1.9%
               66,300    athenahealth, Inc.*                                                              2,992,119
Networking Products -- 3.8%
              229,800    Cisco Systems, Inc.                                                              3,941,070
               51,660    Juniper Networks, Inc.*                                                          2,173,853
                                                                                                          6,114,923
Semiconductor Components/Integrated Circuits -- 4.1%
              438,690    Atmel Corp.*                                                                     5,979,345
              265,000    Taiwan Semiconductor Manufacturing Co., Ltd.                                       636,469
                                                                                                          6,615,814
Semiconductor Equipment -- 2.6%
               38,271    ASML Holding N.V.                                                                1,686,544
               44,780    Lam Research Corp.*                                                              2,537,235
                                                                                                          4,223,779
Telecommunication Equipment -- 1.5%
               91,900    Alcatel Lucent (ADR)*                                                              533,939
              368,282    Tellabs, Inc.**                                                                  1,929,798
                                                                                                          2,463,737
Telecommunication Equipment - Fiber Optics -- 1.2%
               23,625    Ciena Corp.*                                                                       613,305
               51,220    Finisar Corp.*                                                                   1,260,012
                                                                                                          1,873,317
Telecommunication Services -- 3.9%
              220,305    Amdocs, Ltd. (U.S. Shares)*,**                                                   6,355,799
Television -- 1.6%
              102,807    CBS Corp. - Class B                                                              2,574,287
Toys -- 0.7%
                4,065    Nintendo Co., Ltd.**                                                             1,098,371
Transactional Software -- 1.4%
               69,325    Longtop Financial Technologies, Ltd. (ADR)*                                      2,178,192
Web Portals/Internet Service Providers -- 3.9%
              100,350    AOL, Inc.*                                                                       1,959,835
                7,265    Google, Inc. - Class A*                                                          4,258,816
                                                                                                          6,218,651
Wireless Equipment -- 3.6%
               50,739    Crown Castle International Corp.*                                                2,158,944
               59,601    QUALCOMM, Inc.**                                                                 3,267,923
               30,085    Telefonaktiebolaget L.M. Ericsson (ADR)                                            386,893
                                                                                                          5,813,760
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $127,424,698)                                                                  153,981,889
--------------------------------------------------------------------------------------------------------------------
Purchased Option - Call -- 0.2%
                  352    Vertex Pharmaceuticals, Inc.
                         expires April 2011
                         exercise price $38.00
                         (premiums paid $150,269)                                                           352,836
--------------------------------------------------------------------------------------------------------------------
Money Market -- 5.0%
            8,130,368    Janus Cash Liquidity Fund LLC, 0%
                           (cost  $8,130,368)                                                             8,130,368
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $135,705,335) - 100.7%                                                    162,465,093
--------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.7)%

Common Stock Sold Short -- (0.7)%
Electronic Components - Semiconductors -- (0.7)%
               24,870      Cree, Inc.* (proceeds  $1,685,554)                                            (1,147,999)
--------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $134,019,781)-100.0%                   $        161,317,094
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Brazil                        $      2,372,526            1.5%
Cayman Islands                       5,262,147            3.3%
France                                 533,939            0.3%
Guernsey                             6,355,799            3.9%
Japan                                4,868,663            3.0%
Netherlands                          1,686,544            1.0%
South Korea                          1,657,386            1.0%
Sweden                                 386,893            0.2%
Switzerland                         10,011,165            6.2%
Taiwan                                 636,469            0.4%
United Kingdom                       5,203,296            3.2%
United States++                    123,490,266           76.0%
---------------------------------------------------------------
Total                         $    162,465,093          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (71.0% excluding Cash Equivalents).

Summary of Investments by Country - (Short Positions)
---------------------------------------------------------------
Country                            Value       % of Securities
                                   Sold Short
---------------------------------------------------------------
United States                      (1,147,999)          100.0%
---------------------------------------------------------------
Total                         $    (1,147,999)          100.0%

Forward Currency Contracts, Open
--------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                                                  Currency             Currency       Appreciation/
Counterparty/Currency Sold and Settlement Date                  Units Sold         Value U.S. $      (Depreciation)
Credit Suisse Securities (USA) LLC:
Brazilian Real 5/6/11                                            1,600,000            $974,241             $(27,215)
British Pound 5/6/11                                               289,000             463,369                5,247
Japanese Yen 5/6/11                                            102,000,000           1,226,801               19,640
                                                                             ---------------------------------------
                                                                                     2,664,411               (2,328)
HSBC Securities (USA), Inc.:
British Pound 5/12/11                                              153,000             245,288                3,196
Japanese Yen 5/12/11                                            92,000,000           1,106,574               26,627
                                                                             ---------------------------------------
                                                                                     1,351,862               29,823
JPMorgan Chase & Co.:
British Pound 4/28/11                                              280,000             448,991                5,158
Japanese Yen 4/28/11                                           107,100,000           1,288,071               (1,809)
                                                                             ---------------------------------------
                                                                                     1,737,062                3,349

--------------------------------------------------------------------------------------------------------------------
          Total                                                                     $5,753,335              $30,844


Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt
PLC             Public Limited Company
U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.
*               Non-income producing security.
**              A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

Effective May 12, 2011, J. Bradley Slingerlend is the Portfolio Manager of the Portfolio.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                                 Level 2             Level 3
                                                             Level 1        Other Significant      Significant
Valuation Inputs Summary (as of March 31, 2011)          Quoted - Prices    Observable Inputs  Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Global Technology Portfolio

Common Stock
E-Commerce/Services                                   $      4,852,836       $      1,890,741    $              --
Internet Content - Entertainment                                     --             1,193,214                   --
Telecommunication Equipment                                  1,929,798                533,939                   --
Transactional Software                                               --             2,178,192                   --
Wireless Equipment                                           5,426,867                386,893                   --
All Other                                                  135,589,409                     --                   --

Money Market                                                         --             8,130,368                   --

Total Investments in Securities                       $    147,798,910       $     14,313,347    $              --

Investments in Purchased Options:                     $              --      $        352,836    $              --

Investments in Securities Sold Short:                 $     (1,147,999)      $             --    $              --

Other Financial Instruments(a):                       $             --       $         30,844    $              --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                             $ 24,294,780
--------------------------------------------------------------------------------

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.5%
Apparel Manufacturers -- 0.8%
               41,755    Polo Ralph Lauren Corp.                                                   $      5,163,006
Applications Software -- 4.8%
            1,247,590    Microsoft Corp.                                                                 31,638,882
Athletic Footwear -- 0.4%
               34,160    NIKE, Inc. - Class B                                                             2,585,912
Beverages - Non-Alcoholic -- 0.6%
              147,835    Coca-Cola Enterprises, Inc.                                                      4,035,895
Brewery -- 3.1%
              295,045    Anheuser-Busch InBev N.V.**                                                     16,804,588
            2,113,456    Anheuser-Busch InBev N.V. - VVPR Strip*,**                                          14,973
               98,888    SABMiller PLC                                                                    3,501,464
                                                                                                         20,321,025
Casino Hotels -- 0.7%
              584,189    Crown, Ltd.                                                                      4,923,518
Casino Services -- 0.8%
              319,540    International Game Technology                                                    5,186,134
Chemicals - Diversified -- 2.7%
              139,775    E.I. du Pont de Nemours & Co.                                                    7,683,432
              132,237    K+S A.G.**                                                                       9,981,671
                                                                                                         17,665,103
Commercial Banks -- 0.7%
            2,711,300    Mizuho Financial Group, Inc.                                                     4,499,271
Commercial Services - Finance -- 1.0%
              102,390    Verisk Analytics, Inc.*                                                          3,354,297
              165,855    Western Union Co.                                                                3,444,808
                                                                                                          6,799,105
Computer Services -- 2.4%
               98,120    International Business Machines Corp.**                                         16,000,428
Computers -- 4.2%
               79,280    Apple, Inc.*,**                                                                 27,625,116
Computers - Integrated Systems -- 1.1%
              148,515    Terdata Corp.*                                                                   7,529,710
Cosmetics and Toiletries -- 1.1%
               86,710    Colgate-Palmolive Co.                                                            7,002,700
Dialysis Centers -- 0.7%
               51,660    DaVita, Inc.*                                                                    4,417,447
Diversified Banking Institutions -- 3.7%
            2,198,200    Citigroup, Inc.                                                                  9,716,044
              152,830    JPMorgan Chase & Co.                                                             7,045,463
              290,065    Morgan Stanley                                                                   7,924,576
                                                                                                         24,686,083
Diversified Operations -- 0.9%
              140,285    Tyco International, Ltd. (U.S. Shares)                                           6,280,559
E-Commerce/Services -- 4.9%
              886,535    eBay, Inc.*,**                                                                  27,518,046
               21,675    Netflix, Inc.*                                                                   5,144,128
                                                                                                         32,662,174
Electric Products - Miscellaneous -- 0.6%
               71,885    Emerson Electric Co.                                                             4,200,241
Electronic Components - Miscellaneous -- 1.2%
              229,275    TE Connectivity, Ltd. (U.S. Shares)                                              7,983,355
Electronic Components - Semiconductors -- 0.9%
              616,634    ON Semiconductor Corp.*                                                          6,086,178
Electronic Connectors -- 1.1%
              138,740    Amphenol Corp. - Class A                                                         7,546,069
Enterprise Software/Services -- 1.8%
              349,805    Oracle Corp.                                                                    11,672,993
Finance - Investment Bankers/Brokers -- 0.6%
              214,735    Charles Schwab Corp.                                                             3,871,672
Industrial Automation and Robotics -- 0.7%
               28,800    Fanuc, Ltd.                                                                      4,360,173
Instruments - Controls -- 0.5%
              102,047    Sensata Technologies Holding N.V.*                                               3,544,092
Investment Management and Advisory Services -- 1.3%
              132,890    T. Rowe Price Group, Inc.                                                        8,826,554
Life and Health Insurance -- 1.7%
              107,685    AFLAC, Inc.                                                                      5,683,614
              464,587    Prudential PLC**                                                                 5,264,833
                                                                                                         10,948,447
Medical - Biomedical and Genetic -- 3.1%
              266,716    Celgene Corp.*,**                                                               15,344,171
              101,714    Vertex Pharmaceuticals, Inc.*                                                    4,875,152
                                                                                                         20,219,323
Medical - Drugs -- 5.1%
              269,760    Bristol-Myers Squibb Co.                                                         7,129,757
              203,460    Endo Pharmaceuticals Holdings, Inc.*                                             7,764,033
              931,865    Pfizer, Inc.                                                                    18,926,178
                                                                                                         33,819,968
Medical - Generic Drugs -- 0.8%
              236,985    Mylan, Inc.*                                                                     5,372,450
Medical - HMO -- 1.3%
              185,510    UnitedHealth Group, Inc.                                                         8,385,052
Medical - Wholesale Drug Distributors -- 0.8%
              139,755    AmerisourceBergen Corp.                                                          5,528,708
Medical Products -- 2.3%
              298,980    Covidien PLC (U.S. Shares)                                                      15,529,021
Metal Processors and Fabricators -- 1.3%
               56,670    Precision Castparts Corp.                                                        8,340,691
Multimedia -- 1.5%
              227,820    Walt Disney Co.                                                                  9,816,764
Networking Products -- 1.9%
              751,177    Cisco Systems, Inc.**                                                           12,882,686
Oil - Field Services -- 1.6%
              207,825    Halliburton Co.                                                                 10,357,998
Oil Companies - Exploration and Production -- 8.0%
               62,115    Apache Corp.                                                                     8,132,096
              150,480    Canadian Natural Resources, Ltd.                                                 7,438,226
               76,845    EOG Resources, Inc.                                                              9,106,901
              235,030    Occidental Petroleum Corp.**                                                    24,558,285
              329,400    OGX Petroleo e Gas Participacoes S.A.*                                           3,966,364
                                                                                                         53,201,872
Oil Companies - Integrated -- 1.4%
              105,285    Hess Corp.                                                                       8,971,335
Pharmacy Services -- 2.6%
              300,940    Medco Health Solutions, Inc.*                                                   16,900,790
Pipelines -- 0.7%
              115,420    Enterprise Products Partners L.P.                                                4,969,985
Retail - Apparel and Shoe -- 1.1%
              223,220    Limited Brands, Inc.                                                             7,339,474
Retail - Drug Store -- 1.3%
              209,390    Walgreen Co.                                                                     8,404,915
Retail - Jewelry -- 0.9%
              100,773    Compagnie Financiere Richemont S.A.                                              5,822,269
Retail - Major Department Stores -- 0.7%
               98,330    Nordstrom, Inc.                                                                  4,413,050
Semiconductor Components/Integrated Circuits -- 0.9%
            2,401,942    Taiwan Semiconductor Manufacturing Co., Ltd.                                     5,768,910
Steel - Producers -- 1.2%
              170,240    Nucor Corp.                                                                      7,834,445
Telecommunication Equipment -- 0%
                  329    Nortel Networks Corp. (U.S. Shares)*                                                     9
Television -- 2.2%
              590,615    CBS Corp. - Class B                                                             14,789,000
Tobacco -- 2.1%
              207,110    Philip Morris International, Inc.                                               13,592,629
Toys -- 0.8%
              199,680    Mattel, Inc.                                                                     4,978,022
Transportation - Railroad -- 1.4%
               95,310    Union Pacific Corp.                                                              9,371,832
Transportation - Services -- 1.8%
               88,945    C.H. Robinson Worldwide, Inc.                                                    6,593,493
              105,855    Expeditors International of Washington, Inc.                                     5,307,570
                                                                                                         11,901,063
Web Portals/Internet Service Providers -- 3.4%
               38,255    Google, Inc. - Class A*                                                         22,425,464
Wireless Equipment -- 3.3%
              514,300    Crown Castle International Corp.*                                               21,883,465
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $500,276,875)                                                                 650,883,032
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Fund -- 0.6%
Commodity -- 0.6%
               28,730    SPDR Gold Trust (ETF)* (cost  $3,994,888)                                        4,017,029
--------------------------------------------------------------------------------------------------------------------
Purchased Option - Call -- 0%
               2,380     Microsoft Corp.
                         expires January 2012
                         exercise price $27.50
                         (premiums paid $687,820)                                                           274,198
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.9%
            5,979,481    Janus Cash Liquidity Fund LLC, 0% (cost  $5,979,481)                             5,979,481
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $510,939,064) - 100%                                                 $    661,153,740
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Australia                     $      4,923,518            0.8%
Belgium                             16,819,561            2.6%
Brazil                               3,966,364            0.6%
Canada                               7,438,235            1.1%
Germany                              9,981,671            1.5%
Ireland                             15,529,021            2.4%
Japan                                8,859,444            1.3%
Netherlands                          3,544,092            0.5%
Switzerland                         20,086,183            3.0%
Taiwan                               5,768,910            0.9%
United Kingdom                       8,766,297            1.3%
United States++                    555,470,444           84.0%
---------------------------------------------------------------
Total                         $    661,153,740          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (83.1% excluding Cash Equivalents).

Forward Currency Contracts, Open
--------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                                                  Currency             Currency       Appreciation/
Counterparty/Currency Sold and Settlement Date                  Units Sold         Value U.S. $      (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 5/6/11                                               820,000          $1,314,750              $14,888
Euro 5/6/11                                                      7,500,000          10,620,491            (250,691)
--------------------------------------------------------------------------------------------------------------------
                                                                                    11,935,241            (235,803)
HSBC Securities (USA), Inc.:
Euro 5/12/11                                                     3,300,000           4,672,400              (3,181)

JPMorgan Chase & Co.:
British Pound 4/28/11                                            1,900,000           3,046,727               26,109
Euro 4/28/11                                                     3,800,000           5,381,958            (178,901)
--------------------------------------------------------------------------------------------------------------------
                                                                                     8,428,685            (152,792)

--------------------------------------------------------------------------------------------------------------------
Total                                                                              $25,036,326           $(391,776)

Schedule of Written Options - Calls                                                                           Value
                  Apple, Inc.
                  expires April 2011
                  92 contracts
                  exercise price $375.00                                                          $         (3,828)

                  Celgene Corp.
                  expires April 2011
                  300 contracts
                  exercise price $57.50                                                                    (33,860)

                  Halliburton Co.
                  expires July 2011
                  350 contracts
                  exercise price $50.00                                                                   (130,351)

                  UnitedHealth Group, Inc.
                  expires June 2011
                  400 contracts
                  exercise price $45.00                                                                    (84,820)
Total Written Options - Calls
(premiums received $206,211)                                                                      $       (252,859)

Schedule of Written Options - Puts                                                                            Value
                  Microsoft Corp.
                  expires January 2012
                  2,380 contracts
                  exercise price $25.00                                                           $       (525,966)

                  Research In Motion, Ltd.
                  expires June 2011
                  660 contracts
                  exercise price $50.00                                                                    (92,118)

                  Urban Outfitters, Inc.
                  expires June 2011
                  1,000 contracts
                  exercise price $35.00                                                                   (546,822)
Total Written Options - Puts
(premiums received $985,300)                                                                      $     (1,164,906)

--------------------------------------------------------------------------------------------------------------------
Total Return Swaps Outstanding at March 31, 2011
--------------------------------------------------------------------------------------------------------------------
                      Notional          Return Paid             Return Received         Termination     Unrealized
Counterparty           Amount           by the Fund               by the Fund               Date       Appreciation
--------------------------------------------------------------------------------------------------------------------
                                    72,100 EUR for every      72,100 EUR for every
                                    1 dividend Dow Jones      1 dividend Dow Jones
                                     Euro STOXX 50 Index       Euro STOXX 50 Index
                                      point decrease in         point increase in
Goldman Sachs                       the actual dividends      the actual dividends
International      7,902,160 EUR    from the Fixed Strike     from the Fixed Strike      12/28/2012      $1,225,982

Notes to Schedule of Investments (unaudited)

ETF                   Exchange-Traded Fund
PLC                   Public Limited Company
U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.
VVPR Strip            The Voter Verified Paper Record (VVPR) strip is a coupon
                      which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*                     Non-income producing security.
**                    A portion of this security has been segregated by the
                      custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

Effective May 12, 2011, Jonathan D. Coleman and Burton H. Wilson are co-portfolio managers of the Portfolio.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                                Level 2               Level 3
                                                        Level 1            Other Significant        Significant
Valuation Inputs Summary (as of March 31, 2011)     Quoted - Prices        Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Janus Portfolio

Common Stock                                       $    650,883,032         $          --          $            --

Exchange-Traded Fund                                      4,017,029                    --                       --

Money Market                                                     --             5,979,481                       --

Total Investments in Securities                    $    654,900,061         $   5,979,481          $            --

Investments in Purchased Options:                  $             --         $     274,198          $            --

Other Financial Instruments(a):                    $             --         $    (583,559)         $            --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                        $ 108,345,688

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.8%
Agricultural Chemicals -- 2.4%
              902,220    Potash Corporation of Saskatchewan, Inc.                              $         53,237,683
              103,410    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                           6,093,951
                                                                                                         59,331,634
Agricultural Operations -- 1.2%
           46,586,847    Chaoda Modern Agriculture Holdings, Ltd.                                        28,928,490
Airlines -- 10.6%
            6,845,717    Delta Air Lines, Inc.*                                                          67,088,027
            2,310,334    Deutsche Lufthansa A.G.                                                         48,958,574
           14,567,628    International Consolidated Airlines Group S.A.*                                 53,042,018
            4,149,388    United Continental Holdings, Inc.*,**                                           95,394,430
                                                                                                        264,483,049
Audio and Video Products -- 0.2%
              131,900    Sony Corp.**                                                                     4,225,368
Automotive - Cars and Light Trucks -- 4.7%
            7,794,474    Ford Motor Co.*,**                                                             116,215,607
Building - Residential and Commercial -- 1.1%
            3,467,000    MRV Engenharia e Participacoes S.A.                                             27,746,198
Casino Hotels -- 1.1%
            3,195,914    Crown, Ltd.                                                                     26,935,016
Chemicals - Diversified -- 1.1%
              348,334    K+S A.G.                                                                        26,293,363
Commercial Banks -- 9.5%
            7,815,169    Anglo Irish Bank Corp., Ltd.*,#,***                                                      0
            6,636,265    Banco Bilbao Vizcaya Argentaria S.A.                                            80,503,691
            7,370,113    Commercial Bank of Ceylon PLC                                                   17,749,171
            4,292,400    Hatton National Bank PLC                                                        14,778,581
           29,276,400    Mizuho Financial Group, Inc.**                                                  48,582,771
            1,637,655    Punjab National Bank, Ltd.                                                      44,538,780
              486,890    State Bank of India, Ltd.                                                       30,195,042
                                                                                                        236,348,036
Distribution/Wholesale -- 8.4%
            2,760,259    Adani Enterprises, Ltd.                                                         41,261,508
           32,938,970    Li & Fung, Ltd.                                                                168,753,835
                                                                                                        210,015,343
Diversified Banking Institutions -- 7.2%
            6,695,645    Bank of America Corp.**                                                         89,252,948
              515,501    Deutsche Bank A.G.                                                              30,303,178
              493,097    Julius Baer Group, Ltd.                                                         21,405,844
           15,265,827    UniCredit SpA                                                                   37,725,447
                                                                                                        178,687,417
Diversified Operations -- 1.3%
            1,707,000    Aitken Spence & Co. PLC                                                          2,510,158
           22,233,465    Melco International Development, Ltd.*                                          15,149,501
              302,885    Orascom Development Holding A.G.*                                               14,118,360
                                                                                                         31,778,019
Diversified Operations - Commercial Services -- 1.4%
           13,727,500    John Keells Holdings PLC                                                        35,522,098
Electric - Integrated -- 1.0%
            1,285,000    Centrais Eletricas Brasileiras S.A.                                             24,110,975
Electric Products - Miscellaneous -- 1.3%
              350,543    LG Electronics, Inc.                                                            33,561,608
Electronic Components - Semiconductors -- 2.1%
            5,575,965    ARM Holdings PLC                                                                51,427,240
Enterprise Software/Services -- 1.2%
            1,190,120    Autonomy Corp. PLC                                                              30,333,323
Finance - Investment Bankers/Brokers -- 2.7%
           12,863,100    Nomura Holdings, Inc.**                                                         67,285,335
Finance - Mortgage Loan Banker -- 0.7%
            1,069,135    Housing Development Finance Corp.                                               16,812,681
Food - Catering -- 0%
            5,684,000    FU JI Food & Catering Services Holdings, Ltd.*,#,***                                     0
Food - Meat Products -- 0.5%
            3,274,000    JBS S.A.                                                                        11,756,627
Hotels and Motels -- 2.4%
           23,407,835    Shangri-La Asia, Ltd.                                                           60,488,472
Life and Health Insurance -- 0.2%
            1,324,985    MAX India, Ltd.*                                                                 4,746,947
Medical - Biomedical and Genetic -- 1.5%
              647,990    Celgene Corp.*                                                                  37,278,865
Metal - Diversified -- 1.9%
            1,721,734    Ivanhoe Mines, Ltd.*                                                            47,235,769
Oil and Gas Drilling -- 0.4%
            1,343,952    Karoon Gas Australia, Ltd.*                                                      9,950,876
Oil Companies - Exploration and Production -- 2.5%
            3,116,098    Cairn Energy PLC*                                                               23,096,832
              405,417    Niko Resources, Ltd.                                                            38,901,961
                                                                                                         61,998,793
Oil Companies - Integrated -- 2.0%
            1,258,200    Petroleo Brasileiro S.A. (ADR)**                                                50,869,026
Oil Refining and Marketing -- 6.5%
            5,114,549    Reliance Industries, Ltd.                                                      120,333,558
            1,347,780    Valero Energy Corp.                                                             40,190,800
                                                                                                        160,524,358
Property and Casualty Insurance -- 1.6%
            3,104,013    Reliance Capital, Ltd.                                                          40,594,420
Real Estate Management/Services -- 0%
               37,000    Mitsubishi Estate Co., Ltd.**                                                      626,010
Real Estate Operating/Development -- 8.1%
           42,731,286    Ayala Land, Inc.                                                                15,264,691
           33,732,000    China Overseas Land & Investment, Ltd.                                          68,606,281
            2,403,110    Cyrela Brazil Realty S.A.                                                       22,795,602
              970,360    Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                8,265,215
           12,938,000    Hang Lung Properties, Ltd.                                                      56,636,913
            5,510,620    PDG Realty S.A. Empreendimentos e Participacoes                                 30,931,601
                                                                                                        202,500,303
Retail - Consumer Electronics -- 0.8%
              294,110    Yamada Denki Co., Ltd.**                                                        19,840,754
Retail - Miscellaneous/Diversified -- 1.2%
            2,460,276    SM Investments Corp.                                                            29,428,054
Semiconductor Components/Integrated Circuits -- 0%
                    1    Taiwan Semiconductor Manufacturing Co., Ltd.                                             2
Semiconductor Equipment -- 3.2%
            1,825,059    ASML Holding N.V.                                                               80,427,556
Steel - Producers -- 1.0%
              376,578    ArcelorMittal                                                                   13,620,350
              858,900    Tokyo Steel Manufacturing Co., Ltd.**                                           10,028,763
                                                                                                         23,649,113
Sugar -- 2.8%
            2,612,014    Bajaj Hindusthan, Ltd.                                                           4,164,929
              426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                679,650
            1,570,503    Cosan S.A. Industria e Comercio                                                 24,444,375
            3,032,876    Cosan, Ltd. - Class A                                                           39,124,101
                                                                                                         68,413,055
Telecommunication Services -- 0.6%
              226,665    Amdocs, Ltd. (U.S. Shares)*                                                      6,539,285
            3,915,909    Reliance Communications, Ltd.                                                    9,453,860
                                                                                                         15,993,145
Toys -- 1.4%
              130,400    Nintendo Co., Ltd.**                                                            35,234,343
Web Portals/Internet Service Providers -- 1.8%
            2,967,055    Yahoo!, Inc.*                                                                   49,401,466
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $1,882,227,977)                                                             2,480,998,754
--------------------------------------------------------------------------------------------------------------------

Purchased Options - Calls -- 0.2%
                8,400    United States Oil Fund (ETF)
                         expires October 2011
                         exercise price $48.00                                                            1,977,230
                8,400    United States Oil Fund (ETF)
                         expires October 2011
                         exercise price $48.00                                                            1,977,231
                8,500    United States Oil Fund (ETF)
                         expires October 2011
                         exercise price $48.00                                                            2,000,769
--------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $5,541,476)                                                5,955,230
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,887,769,453) - 100%                                           $      2,486,953,984
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
                                                % of Investment
Country                                  Value       Securities
---------------------------------------------------------------
Australia                     $     36,885,892             1.5%
Bermuda                            268,366,408            10.8%
Brazil                             200,919,619             8.1%
Canada                             145,469,364             5.9%
Cayman Islands                      28,928,490             1.2%
Germany                            105,555,115             4.2%
Guernsey                             6,539,285             0.3%
Hong Kong                          140,392,695             5.6%
India                              312,781,375            12.6%
Ireland                                      0             0.0%
Italy                               37,725,447             1.5%
Japan                              185,823,344             7.5%
Luxembourg                          13,620,350             0.5%
Netherlands                         80,427,556             3.2%
Philippines                         44,692,745             1.8%
South Korea                         33,561,608             1.4%
Spain                              133,545,709             5.4%
Sri Lanka                           70,560,008             2.8%
Switzerland                         35,524,204             1.4%
Taiwan                                       2             0.0%
United Kingdom                     104,857,395             4.2%
United States                      500,777,373            20.1%
---------------------------------------------------------------
Total                         $  2,486,953,984           100.0%
---------------------------------------------------------------

Forward Currency Contracts, Open
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
Counterparty/Currency                            Currency            Currency          Appreciation/
Sold and Settlement Date                       Units Sold        Value U.S. $         (Depreciation)
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Japanese Yen 5/6/11                         6,800,000,000         $81,786,703           $1,450,747
----------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 5/12/11                        6,485,000,000          78,001,432            1,972,216
----------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Japanese Yen 4/28/11                        6,941,000,000          83,478,085            (117,229)
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp.:
Japanese Yen 4/7/11                         3,800,000,000          45,695,900              893,853
----------------------------------------------------------------------------------------------------
Total                                                            $288,962,120          $ 4,199,587

Total Return Swaps Outstanding at March 31, 2011

 Counterparty      Notional         Return Paid by the      Return Received    Termination     Unrealized
                    Amount               Portfolio          by the Portfolio       Date      Appreciation/
                                                                                             (Depreciation)
------------------------------------------------------------------------------------------------------------
 Goldman Sachs   5,234,920,864    1- month LIBOR plus 35        GSBLBank         11/24/11       $581,024
                      JPY              basis points
------------------------------------------------------------------------------------------------------------
Morgan Stanley   4,894,888,695    1- month LIBOR plus 35        GSBLBank         11/29/11     (10,759,082)
                      JPY              basis points
------------------------------------------------------------------------------------------------------------
Morgan Stanley   $28,054,823      1- month LIBOR plus 85        Sberbank         1/17/13        1,937,858
                                       basis points
------------------------------------------------------------------------------------------------------------
   UBS A.G.      $29,321,230      1- month LIBOR plus 85        Sberbank         6/13/11        2,632,577
                                       basis points
------------------------------------------------------------------------------------------------------------
    Total                                                                                     $(5,607,623)
------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

ETF            Exchange-Traded Fund

GDR            Global Depositary Receipt

LIBOR          London Interbank Offered Rate

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*              Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.


# Schedule of Fair Valued Securities (as of March 31, 2011)

                                                                  Value as a %
                                                                 of Investment
                                                       Value        Securities
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
Anglo Irish Bank Corp., Ltd*                              $0              0.0%
FU JI Food & Catering Services Holdings, Ltd.*             0              0.0%
--------------------------------------------------------------------------------
                                                          $0              0.0%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.


*** Schedule of Restricted and Illiquid Securities (as of March 31, 2011)

                                                                                                                Value as a %
                                                              Acquisition        Acquisition                   of Investment
                                                                 Date               Cost            Value       Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
Anglo Irish Bank Corp., Ltd.*                              6/10/08 - 9/16/08     $   50,155,817            $0      0.0%
FUJI Food & Catering Services Holdings, Ltd.*              1/15/08 - 1/31/08         10,229,502             0      0.0%
----------------------------------------------------------------------------------------------------------------------------
                                                                                 $   60,385,319            $0      0.0%
----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2011. The issuer incurs all registration costs.


144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                               Value as a %
                                                               of Investment
                                             Value              Securities
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                   $ 679,650         0.0%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)
                                                                                   Level 2 - Other
                                                                                     Significant        Level 3 - Significant
                                                       Level 1 - Quoted Prices   Observable Inputs(a)     Observable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas Portfolio
Common Stock
Commercial Banks                                                $  236,348,036          $          -           $          -
Food - Catering                                                              -                     -                      -
Oil Companies - Integrated                                                   -            50,869,026                      -
Sugar                                                               67,733,405               679,650                      -
All Other                                                        2,125,368,637                     -                      -
Total Investments in Securities                                 $2,429,450,078          $ 51,548,676           $          -
-------------------------------------------------------------------------------------------------------------------------------

Investments in Purchased Options:                                 $          -          $  5,955,230           $          -
-------------------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(b):                                   $          -          $(1,408,036)           $          -
-------------------------------------------------------------------------------------------------------------------------------

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended March 31, 2011)

                                                                                                    Transfers
                           Balance as                  Change in                                    In
                           of                          Unrealized                                   and/or
                           December      Realized      Appreciation/    Gross        Gross          Out of      Balance as of
                           31, 2010      Gain/(Loss)   (Depreciation)   Purchases    Sales          Level 3     March 31, 2011
-------------------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Aspen Overseas
Commercial Banks           $-            $-            $-               $-           $-             $-          $-
Food - Catering            -             -             -                -            -              -           -
-------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                                     $ 413,688,134

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                             Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.1%
Aerospace and Defense -- 0.8%
               16,400    Rockwell Collins, Inc.                                                          $1,063,212
Apparel Manufacturers -- 0.5%
                6,800    VF Corp.                                                                           670,004
Appliances -- 0.4%
                6,300    Whirlpool Corp.                                                                    537,768
Applications Software -- 0.2%
               13,000    Microsoft Corp.                                                                    329,680
Brewery -- 1.2%
               35,400    Molson Coors Brewing Co. - Class B                                               1,659,906
Building - Residential and Commercial -- 1.1%
               27,200    KB Home                                                                            338,368
               13,100    Lennar Corp. - Class A                                                             237,372
               24,400    M.D.C. Holdings, Inc.                                                              618,540
               20,500    Ryland Group, Inc.                                                                 325,950
                                                                                                          1,520,230
Casino Services -- 0.4%
               14,900    Bally Technologies, Inc.*                                                          563,965
Cellular Telecommunications -- 0.8%
               36,800    Vodafone Group PLC                                                               1,058,000
Chemicals - Diversified -- 0.5%
                7,177    FMC Corp.                                                                          609,543
Chemicals - Specialty -- 0.5%
                5,200    Lubrizol Corp.                                                                     696,592
Commercial Banks -- 1.5%
               13,400    BB&T Corp.                                                                         367,830
                2,784    First Republic Bank / San Francisco CA*                                             86,053
               10,600    M&T Bank Corp.                                                                     937,782
               40,000    TCF Financial Corp.                                                                634,400
                                                                                                          2,026,065
Commercial Services - Finance -- 2.0%
               18,400    Global Payments, Inc.                                                              900,128
               84,800    Western Union Co.                                                                1,761,296
                                                                                                          2,661,424
Computer Services -- 0.6%
                7,600    Accenture, Ltd. - Class A (U.S. Shares)                                            417,772
               14,100    SRA International, Inc.*                                                           399,876
                                                                                                            817,648
Computers -- 0.3%
                8,300    Hewlett-Packard Co.                                                                340,051
Computers - Integrated Systems -- 0.9%
               23,900    Diebold, Inc.                                                                      847,494
               12,100    Jack Henry & Associates, Inc.                                                      410,069
                                                                                                          1,257,563
Computers - Memory Devices -- 0.3%
               15,600    EMC Corp.*                                                                         414,180
Consumer Products - Miscellaneous -- 0.2%
                3,200    Kimberly-Clark Corp.                                                               208,864
Containers - Metal and Glass -- 0.5%
               17,600    Ball Corp.                                                                         630,960
Containers - Paper and Plastic -- 0.8%
               23,500    Packaging Corp. of America                                                         678,915
               16,300    Temple-Inland, Inc.**                                                              381,420
                                                                                                          1,060,335
Diagnostic Equipment -- 0.4%
               25,216    Immucor, Inc.*                                                                     498,772
Diversified Operations -- 1.4%
               10,700    Carlisle Cos., Inc.                                                                476,685
               32,200    Tyco International, Ltd. (U.S. Shares)                                           1,441,594
                                                                                                          1,918,279
Electric - Integrated -- 1.8%
               20,900    Constellation Energy Group, Inc.                                                   650,617
               12,900    Entergy Corp.                                                                      867,009
               35,300    PPL Corp.                                                                          893,090
                                                                                                          2,410,716
Electronic Components - Miscellaneous -- 0.7%
               27,300    Garmin, Ltd.                                                                       924,378
Electronic Components - Semiconductors -- 2.2%
               25,700    Intel Corp.                                                                        518,369
               40,400    Intersil Corp. - Class A                                                           502,980
               43,400    QLogic Corp.*                                                                      805,070
               19,300    Semtech Corp.*                                                                     482,886
               17,800    Xilinx, Inc.                                                                       583,840
                                                                                                          2,893,145
Electronic Connectors -- 0.3%
                6,700    Thomas & Betts Corp.*                                                              398,449
Electronic Forms -- 0.6%
               22,400    Adobe Systems, Inc.*                                                               742,784
Electronic Parts Distributors -- 0.8%
               22,100    Tech Data Corp.*                                                                 1,124,006
Engineering - Research and Development Services -- 2.8%
               22,600    Jacobs Engineering Group, Inc.*                                                  1,162,318
               24,700    KBR, Inc.                                                                          932,919
               37,300    URS Corp.*                                                                       1,717,665
                                                                                                          3,812,902
Fiduciary Banks -- 1.2%
               36,800    State Street Corp.                                                               1,653,792
Finance - Credit Card -- 1.4%
               78,100    Discover Financial Services                                                      1,883,772
Finance - Investment Bankers/Brokers -- 0.8%
               10,300    Raymond James Financial, Inc.                                                      393,872
               30,300    TD Ameritrade Holding Corp.                                                        632,361
                                                                                                          1,026,233
Food - Baking -- 0.7%
               35,300    Flowers Foods, Inc.                                                                961,219
Food - Miscellaneous/Diversified -- 2.0%
               48,200    ConAgra Foods, Inc.                                                              1,144,750
                6,000    General Mills, Inc.                                                                219,300
                4,900    Kellogg Co.                                                                        264,502
               32,500    Unilever PLC (ADR)                                                                 995,150
                                                                                                          2,623,702
Food - Retail -- 0.9%
               48,800    Kroger Co.                                                                       1,169,736
Food - Wholesale/Distribution -- 0.4%
               18,400    Sysco Corp.                                                                        509,680
Footwear and Related Apparel -- 0.2%
               14,700    Skechers U.S.A., Inc. - Class A*                                                   301,938
Gas - Distribution -- 0.4%
               13,700    AGL Resources, Inc.                                                                545,808
Gold Mining -- 1.4%
               25,700    Eldorado Gold Corp.                                                                417,882
               30,100    Goldcorp, Inc. (U.S. Shares)                                                     1,498,980
                                                                                                          1,916,862
Instruments - Scientific -- 1.5%
               33,600    PerkinElmer, Inc.                                                                  882,672
               19,500    Thermo Fisher Scientific, Inc.*                                                  1,083,225
                                                                                                          1,965,897
Internet Security -- 0.8%
               56,800    Symantec Corp.*                                                                  1,053,072
Intimate Apparel -- 0.5%
               11,400    Warnaco Group, Inc.*                                                               651,966
Investment Management and Advisory Services -- 1.4%
               12,000    AllianceBernstein Holding L.P.                                                     261,600
               10,900    Ameriprise Financial, Inc.                                                         665,772
               35,700    INVESCO, Ltd.                                                                      912,492
                                                                                                          1,839,864
Machinery - Farm -- 0.8%
               11,700    Deere & Co.                                                                      1,133,613
Machinery - General Industrial -- 0.3%
               11,650    Babcock & Wilcox Co.*                                                              388,877
Medical - Biomedical and Genetic -- 1.8%
               23,300    Charles River Laboratories International, Inc.*                                    894,254
               23,000    Life Technologies Corp.*                                                         1,205,660
               17,500    Myriad Genetics, Inc.*                                                             352,625
                                                                                                          2,452,539
Medical - Drugs -- 1.2%
               29,800    Forest Laboratories, Inc.*                                                         962,540
               13,100    Novartis A.G.                                                                      711,985
                                                                                                          1,674,525
Medical - HMO -- 0.3%
               13,200    Health Net, Inc.*                                                                  431,640
Medical - Wholesale Drug Distributors -- 0.4%
                6,500    McKesson Corp.                                                                     513,825
Medical Instruments -- 1.0%
                4,900    Beckman Coulter, Inc.                                                              407,043
               18,600    St. Jude Medical, Inc.                                                             953,436
                                                                                                          1,360,479
Medical Labs and Testing Services -- 1.4%
               10,800    Covance, Inc.*                                                                     590,976
               13,900    Laboratory Corp. of America Holdings*                                            1,280,607
                                                                                                          1,871,583
Medical Products -- 2.0%
               11,600    Becton, Dickinson and Co.                                                          923,592
               10,200    Covidien PLC (U.S. Shares)                                                         529,788
               20,000    Zimmer Holdings, Inc.*                                                           1,210,600
                                                                                                          2,663,980
Medical Sterilization Products -- 0.3%
               10,300    STERIS Corp.                                                                       355,762
Metal - Aluminum -- 0.3%
               19,200    Alcoa, Inc.                                                                        338,880
Metal - Copper -- 0.6%
               15,600    Freeport-McMoRan Copper & Gold, Inc. - Class B                                     866,580
Metal Processors and Fabricators -- 0.4%
               14,800    Kaydon Corp.                                                                       580,012
Multi-Line Insurance -- 1.8%
               50,000    Allstate Corp.                                                                   1,589,000
               64,500    Old Republic International Corp.                                                   818,505
                                                                                                          2,407,505
Multimedia -- 0.7%
               21,500    Viacom, Inc. - Class B                                                           1,000,180
Networking Products -- 0.7%
               58,900    Cisco Systems, Inc.                                                              1,010,135
Non-Hazardous Waste Disposal -- 1.0%
               44,500    Republic Services, Inc.                                                          1,336,780
Oil Companies - Exploration and Production -- 10.6%
               12,800    Anadarko Petroleum Corp.                                                         1,048,576
               20,600    Bill Barrett Corp.*                                                                822,146
               17,500    Cabot Oil & Gas Corp.                                                              926,975
               24,100    Comstock Resources, Inc.*                                                          745,654
               10,600    Devon Energy Corp.                                                                 972,762
               21,600    EQT Corp.                                                                        1,077,840
               33,700    Forest Oil Corp.*                                                                1,274,871
               17,018    Noble Energy, Inc.                                                               1,644,790
                6,200    Occidental Petroleum Corp.                                                         647,838
               19,000    PetroHawk Energy Corp.*                                                            466,260
               21,700    Plains Exploration & Production Co.*                                               786,191
               40,100    QEP Resources, Inc.                                                              1,625,654
               37,200    Southwestern Energy Co.*                                                         1,598,484
               12,000    Ultra Petroleum Corp. (U.S. Shares)*                                               591,000
                                                                                                         14,229,041
Oil Companies - Integrated -- 0.5%
                7,700    Hess Corp.                                                                         656,117
Oil Field Machinery and Equipment -- 0.2%
                3,800    National Oilwell Varco, Inc.                                                       301,226
Pharmacy Services -- 0.5%
               23,100    Omnicare, Inc.                                                                     692,769
Pipelines -- 1.3%
               12,600    Enterprise Products Partners L.P.                                                  542,556
               19,300    Plains All American Pipeline L.P.                                                1,229,989
                                                                                                          1,772,545
Property and Casualty Insurance -- 1.3%
                7,800    Chubb Corp.                                                                        478,218
               20,727    HCC Insurance Holdings, Inc.                                                       648,962
               31,500    Progressive Corp.                                                                  665,595
                                                                                                          1,792,775
Reinsurance -- 3.0%
                8,150    Berkshire Hathaway, Inc. - Class B*                                                681,585
               14,800    Everest Re Group, Ltd.                                                           1,305,064
               20,400    PartnerRe, Ltd.                                                                  1,616,496
                6,500    Reinsurance Group of America, Inc.                                                 408,070
                                                                                                          4,011,215
REIT - Apartments -- 0.8%
                3,724    Avalonbay Communities, Inc.                                                        447,178
               14,400    BRE Properties, Inc. - Class A                                                     679,392
                                                                                                          1,126,570
REIT - Diversified -- 1.8%
               10,500    Liberty Property Trust                                                             345,450
               21,600    Potlatch Corp.                                                                     868,320
                8,800    Rayonier, Inc.                                                                     548,328
               26,630    Weyerhaeuser Co.                                                                   655,098
                                                                                                          2,417,196
REIT - Health Care -- 0.2%
                7,400    Nationwide Health Properties, Inc.                                                 314,722
REIT - Mortgage -- 0.8%
               17,600    Annaly Mortgage Management, Inc.                                                   307,120
               49,800    Redwood Trust, Inc.                                                                774,390
                                                                                                          1,081,510
REIT - Office Property -- 1.6%
                7,300    Alexandria Real Estate Equities, Inc.                                              569,181
                5,600    Boston Properties, Inc.                                                            531,160
                7,100    Corporate Office Properties                                                        256,594
               21,800    Mack-Cali Realty Corp.                                                             739,020
                                                                                                          2,095,955
REIT - Regional Malls -- 0.3%
                8,800    Taubman Centers, Inc.                                                              471,504
REIT - Storage -- 0.4%
                4,985    Public Storage                                                                     552,886
REIT - Warehouse and Industrial -- 0.4%
               14,800    AMB Property Corp.                                                                 532,356
Rental Auto/Equipment -- 0.5%
               24,000    Aaron Rents, Inc.                                                                  608,640
Retail - Apparel and Shoe -- 1.9%
               21,600    Aeropostale, Inc.*                                                                 525,312
               52,200    American Eagle Outfitters, Inc.                                                    829,458
               53,400    Gap, Inc.                                                                        1,210,044
                                                                                                          2,564,814
Retail - Consumer Electronics -- 0.5%
               21,300    Best Buy Co., Inc.                                                                 611,736
Retail - Discount -- 1.2%
               15,200    Big Lots, Inc.*                                                                    660,136
               19,600    Wal-Mart Stores, Inc.                                                            1,020,180
                                                                                                          1,680,316
Retail - Drug Store -- 1.1%
               28,827    CVS Caremark Corp.                                                                 989,343
               13,300    Walgreen Co.                                                                       533,862
                                                                                                          1,523,205
Retail - Major Department Stores -- 0.3%
               10,100    JC Penney Co., Inc.                                                                362,691
Retail - Office Supplies -- 0.7%
               46,200    Staples, Inc.                                                                      897,204
Retail - Regional Department Stores -- 1.0%
               25,300    Kohl's Corp.                                                                     1,341,912
Savings/Loan/Thrifts -- 2.5%
               98,100    First Niagara Financial Group, Inc.                                              1,332,198
               85,600    People's United Financial, Inc.                                                  1,076,848
               55,217    Washington Federal, Inc.                                                           957,463
                                                                                                          3,366,509
Semiconductor Equipment -- 0.6%
               55,400    Applied Materials, Inc.                                                            865,348
Soap and Cleaning Preparations -- 0.5%
                8,200    Church & Dwight Co., Inc.                                                          650,588
Super-Regional Banks -- 1.7%
               32,700    Fifth Third Bancorp.                                                               453,876
               13,500    PNC Financial Services Group, Inc.                                                 850,365
               34,600    SunTrust Banks, Inc.                                                               997,864
                                                                                                          2,302,105
Telephone - Integrated -- 1.0%
               33,000    CenturyLink, Inc.                                                                1,371,150
Textile-Home Furnishings -- 0.6%
               13,500    Mohawk Industries, Inc.*                                                           825,525
Tools - Hand Held -- 0.5%
               10,700    Snap-On, Inc.                                                                      642,642
Toys -- 0.3%
               13,800    Mattel, Inc.                                                                       344,034
Transportation - Marine -- 0.7%
               15,800    Kirby Corp.*                                                                       905,182
Transportation - Railroad -- 1.2%
               18,000    Kansas City Southern*                                                              980,100
                6,300    Union Pacific Corp.                                                                619,479
                                                                                                          1,599,579
Transportation - Truck -- 0.4%
               12,300    J.B. Hunt Transport Services, Inc.                                                 558,666
Wireless Equipment -- 0.4%
                9,400    QUALCOMM, Inc.                                                                     515,402
X-Ray Equipment -- 0.7%
               41,000    Hologic, Inc.*                                                                     910,200
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $100,411,010)                                                                 127,835,692
--------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts -- 0.2 %
                  104     iShares Russell 2000(R) Index**
                          expires April 2011
                          exercise price $76.00                                                               1,065
                  150     iShares Russell 2000(R) Index**
                          expires April 2011
                          exercise price $77.00                                                               2,125
                  100     iShares Russell 2000(R) Index**
                          expires May 2011
                          exercise price $76.00                                                               7,427
                  262     iShares Russell 2000(R) Index**
                          expires May 2011
                          exercise price $77.00                                                              22,805
                  100     iShares Russell 2000(R) Index**
                          expires May 2011
                          exercise price $79.00                                                              11,956
                  100     iShares Russell 2000(R) Index**
                          expires June 2011
                          exercise price $78.00                                                              16,597
                  100     iShares Russell 2000(R) Index**
                          expires June 2011
                          exercise price $79.00                                                              18,709
                  150     iShares Russell 2000(R) Index**
                          expires June 2011
                          exercise price $80.00                                                              35,761
                  100     iShares Russell 2000(R) Index**
                          expires June 2011
                          exercise price $81.00                                                              26,641
                  300     iShares Russell 2000(R) Index**
                          expires June 2011
                          exercise price $81.00                                                              71,308
                  100     iShares Russell 2000(R) Index**
                          expires July 2011
                          exercise price $78.00                                                              23,474
                  100     iShares Russell 2000(R) Index**
                          expires July 2011
                          exercise price $78.00                                                              26,196
--------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $688,673)                                                     264,064
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 4.7 %
          $ 6,370,000    ING Financial Markets LLC, 0.1000%
                         dated 3/31/11, maturing 4/1/11
                         to be repurchased at $6,370,018
                         collateralized by $6,501,394
                         in U.S. Treasuries
                         0.0000%, 4/7/11 - 2/9/12
                         with a value of $6,497,539
                         (cost $6,370,000)                                                                6,370,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $107,469,683) - 100%                                                     $134,469,756
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Bermuda                             $3,834,052           2.9%
Canada                               2,507,862           1.9%
Ireland                                947,560           0.7%
Switzerland                          3,077,957           2.3%
United Kingdom                       2,053,150           1.5%
United States++                    122,049,175          90.7%
---------------------------------------------------------------
Total                         $    134,469,756         100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (86.0% excluding Cash Equivalents)

Schedule of Written Options - Puts
--------------------------------------------------------------------------------
iShares Russell 2000(R) Index
  expires April 2011
  52 contracts                                                             $(44)
  exercise price $68.00
iShares Russell 2000(R) Index
  expires April 2011
  75 contracts
  exercise price $69.00                                                     (86)
iShares Russell 2000(R) Index
  expires May 2011
  50 contracts
  exercise price $67.00                                                    (900)
iShares Russell 2000(R) Index
  expires May 2011
  131 contracts
  exercise price $69.00                                                  (3,226)
iShares Russell 2000(R) Index
  expires May 2011
  50 contracts
  exercise price $71.00                                                  (1,685)
iShares Russell 2000(R) Index
  expires June 2011
  50 contracts
  exercise price $70.00                                                  (3,197)
iShares Russell 2000(R) Index
  expires June 2011
  50 contracts
  exercise price $71.00                                                  (3,600)
iShares Russell 2000(R) Index
  expires June 2011
  75 contracts
  exercise price $72.00                                                  (7,296)
iShares Russell 2000(R) Index
  expires June 2011
  150 contracts
  exercise price $72.00                                                 (12,162)
iShares Russell 2000(R) Index
  expires June 2011
  50 contracts
  exercise price $73.00                                                  (5,443)
iShares Russell 2000(R) Index
  expires July 2011
  50 contracts
  exercise price $70.00                                                  (5,005)
iShares Russell 2000(R) Index
  expires July 2011
  50 contracts
  exercise price $70.00                                                  (5,898)
--------------------------------------------------------------------------------
Total Schedule of Written Options - Puts
  (premiums received $149,421)                                         $(48,542)


Notes to Schedule of Investments (unaudited)
ADR               American Depositary Receipt
PLC               Public Limited Company
REIT              Real Estate Investment Trust
U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.
*                 Non-income producing security.
**                A portion of this security has been segregated by the
                  custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

-----------------------------------------------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Principles for more information.
-----------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary (as of March 31, 2011)
-----------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices   Level 2 - Other            Level 3 -
                                                                               Significant                Significant
                                                                               Observable Inputs          Unobservable
                                                                                                          Inputs
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------
Common Stock
-----------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                    $-                    $1,058,000             $      -
-----------------------------------------------------------------------------------------------------------------------
Food-Miscellaneous/Diversified                              1,628,552                  995,150                     -
-----------------------------------------------------------------------------------------------------------------------
Medical-Drugs                                                962,540                   711,985                     -
-----------------------------------------------------------------------------------------------------------------------
All Other                                                  122,479,465                    -                        -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                            -                     6,370,000                    -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                           $125,070,557               $9,135,135             $      -
-----------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options                               $-                     $264,064              $      -
-----------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a)                                 $-                     $(48,542)             $      -
-----------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                      $       129,122

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.3%
Aerospace and Defense -- 1.0%
              108,090    General Dynamics Corp.                                                         $ 8,275,370
Agricultural Chemicals -- 5.4%
              198,407    Monsanto Co.                                                                    14,336,890
              106,995    Mosaic Co.                                                                       8,425,856
              376,077    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                          22,162,218
                                                                                                         44,924,964
Agricultural Operations -- 0.6%
            8,132,810    Chaoda Modern Agriculture Holdings, Ltd.                                         5,050,136
Automotive - Cars and Light Trucks -- 0.7%
              420,685    Ford Motor Co.*                                                                  6,272,413
Bicycle Manufacturing -- 0.7%
              124,300    Shimano, Inc.**                                                                  6,210,516
Building - Residential and Commercial -- 2.5%
               27,880    NVR, Inc.*                                                                      21,077,280
Cable Television -- 0.9%
                7,552    Jupiter Telecommunications Co., Ltd.**                                           7,419,413
Commercial Banks -- 5.7%
            2,168,451    Banco Bilbao Vizcaya Argentaria S.A.                                            26,305,205
            6,301,389    Lloyds Banking Group PLC*                                                        5,871,418
              600,217    Standard Chartered PLC                                                          15,567,671
                                                                                                         47,744,294
Commercial Services -- 1.8%
              609,561    Aggreko PLC                                                                     15,409,151
Computer Aided Design -- 1.0%
              155,171    ANSYS, Inc.*                                                                     8,408,717
Computers -- 1.0%
               24,125    Apple, Inc.*                                                                     8,406,356
Computers - Integrated Systems -- 0.5%
               81,365    Terdata Corp.*                                                                   4,125,206
Computers - Memory Devices -- 0.5%
              154,000    EMC Corp.*                                                                       4,088,700
Cosmetics and Toiletries -- 0.7%
               76,830    Colgate-Palmolive Co.                                                            6,204,791
Distribution/Wholesale -- 2.2%
            3,663,450    Li & Fung, Ltd.                                                                 18,768,688
Diversified Banking Institutions -- 6.8%
            2,764,755    Citigroup, Inc.                                                                 12,220,217
              142,579    Deutsche Bank A.G.                                                               8,381,355
              364,940    JPMorgan Chase & Co.                                                            16,823,734
              300,770    Morgan Stanley                                                                   8,217,036
              179,390    Societe Generale - Class A                                                      11,654,809
                                                                                                         57,297,151
Diversified Minerals -- 1.1%
              192,361    BHP Billiton, Ltd.                                                               9,261,782
Diversified Operations -- 1.3%
            1,415,065    China Merchants Holdings International Co., Ltd.                                 5,976,227
              597,400    Investimentos Itau S.A.                                                          4,685,777
                                                                                                         10,662,004
Educational Software -- 3.2%
              475,021    Blackboard, Inc.*                                                               17,214,761
            1,039,241    Educomp Solutions, Ltd.                                                          9,774,785
                                                                                                         26,989,546
Electric - Distribution -- 0.3%
              287,529    Equatorial Energia S.A.                                                          2,239,410
Electric - Integrated -- 1.0%
              250,781    Fortum Oyj                                                                       8,514,301
Electronic Components - Miscellaneous -- 1.0%
              242,550    TE Connectivity, Ltd. (U.S. Shares)                                              8,445,591
Electronic Measuring Instruments -- 1.6%
               50,800    Keyence Corp.**                                                                 13,005,435
Enterprise Software/Services -- 1.1%
              160,912    Autonomy Corp. PLC*                                                              4,101,263
              140,318    Temenos Group A.G.*                                                              5,318,086
                                                                                                          9,419,349
Finance - Investment Bankers/Brokers -- 2.2%
            3,486,600    Nomura Holdings, Inc.**                                                         18,237,987
Finance - Mortgage Loan Banker -- 0.9%
              473,115    Housing Development Finance Corp.                                                7,439,970
Finance - Other Services -- 0.6%
              680,717    IG Group Holdings PLC                                                            4,985,490
Food - Wholesale/Distribution -- 1.5%
            5,465,375    Olam International, Ltd.                                                        12,143,350
Gold Mining -- 0.8%
              129,331    Newmont Mining Corp.                                                             7,058,886
Hotels and Motels -- 0.7%
            2,126,000    Shangri-La Asia, Ltd.                                                            5,493,823
Independent Power Producer -- 1.6%
              618,180    NRG Energy, Inc.*                                                               13,315,597
Investment Management and Advisory Services -- 0.4%
              766,199    GP Investments, Ltd. (BDR)*                                                      2,981,410
Life and Health Insurance -- 2.7%
            4,217,600    AIA Group, Ltd.*                                                                12,986,324
              832,391    Prudential PLC                                                                   9,432,892
                                                                                                         22,419,216
Medical - Biomedical and Genetic -- 3.6%
              380,708    Celgene Corp.*,**                                                               21,902,131
              175,875    Vertex Pharmaceuticals, Inc.*                                                    8,429,689
                                                                                                         30,331,820
Medical - Drugs -- 1.6%
              548,183    GlaxoSmithKline PLC                                                             10,459,125
              168,500    Mitsubishi Tanabe Pharma Corp.**                                                 2,735,390
                                                                                                         13,194,515
Medical - Generic Drugs -- 0.7%
              258,393    Mylan, Inc.*                                                                     5,857,769
Medical - HMO -- 1.3%
              161,225    Humana, Inc.*                                                                   11,276,077
Medical Instruments -- 1.0%
              161,551    St. Jude Medical, Inc.                                                           8,281,104
Networking Products -- 1.6%
              797,570    Cisco Systems, Inc.                                                             13,678,326
Oil - Field Services -- 2.1%
              241,110    Baker Hughes, Inc.                                                              17,704,707
Oil Companies - Exploration and Production -- 1.6%
              125,580    Occidental Petroleum Corp.                                                      13,121,854
Oil Companies - Integrated -- 6.4%
              397,150    BG Group PLC                                                                     9,880,336
              444,840    Petroleo Brasileiro S.A. (ADR)                                                  17,984,881
              104,920    Petroleo Brasileiro S.A. (U.S. Shares)                                           3,728,857
              365,552    Total S.A.                                                                      22,250,023
                                                                                                         53,844,097
Oil Field Machinery and Equipment -- 0.8%
              121,210    Dresser-Rand Group, Inc.*                                                        6,499,280
Pharmacy Services -- 1.1%
              168,712    Medco Health Solutions, Inc.*                                                    9,474,866
Pipelines -- 2.3%
              430,565    Energy Transfer Equity L.P.                                                     19,375,425
Printing - Commercial -- 1.1%
              183,120    VistaPrint N.V. (U.S. Shares)*                                                   9,503,928
Real Estate Operating/Development -- 1.1%
            2,103,565    Hang Lung Properties, Ltd.                                                       9,208,489
Retail - Consumer Electronics -- 1.4%
              171,660    Yamada Denki Co., Ltd.**                                                        11,580,238
Retail - Drug Store -- 0.5%
              105,000    Walgreen Co.                                                                     4,214,700
Retail - Major Department Stores -- 1.0%
              193,470    Nordstrom, Inc.                                                                  8,682,934
Rubber/Plastic Products -- 1.3%
            2,647,740    Jain Irrigation Systems, Ltd.                                                   10,623,025
Schools -- 1.2%
              480,010    Estacio Participacoes S.A.                                                       7,794,758
            3,455,391    Raffles Education Corp., Ltd.                                                    2,138,712
                                                                                                          9,933,470
Semiconductor Equipment -- 0.8%
              146,101    ASML Holding N.V.                                                                6,438,447
Telecommunication Services -- 1.5%
              424,905    Amdocs, Ltd. (U.S. Shares)*                                                     12,258,509
Telephone - Integrated -- 1.1%
              356,143    Telefonica S.A.                                                                  8,914,677
Tobacco -- 2.8%
              155,745    British American Tobacco PLC                                                     6,250,385
                4,701    Japan Tobacco, Inc.**                                                           16,987,139
                                                                                                         23,237,524
Toys -- 0.4%
               11,800    Nintendo Co., Ltd.**                                                             3,188,384
Transportation - Railroad -- 0.5%
               77,305    Kansas City Southern*                                                            4,209,257
Transportation - Services -- 1.5%
              113,505    C.H. Robinson Worldwide, Inc.                                                    8,414,126
               29,247    Kuehne + Nagel International A.G.                                                4,093,051
                                                                                                         12,507,177
Wireless Equipment -- 1.0%
               94,988    Crown Castle International Corp.*                                                4,041,739
              108,770    SBA Communications Corp. - Class A*                                              4,315,994
                                                                                                          8,357,733
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $705,099,828)                                                                 797,794,625
--------------------------------------------------------------------------------------------------------------------
Corporate Bond -- 1.0%
Enterprise Software/Services -- 1.0%
 $  4,850,000            Autonomy Corp. PLC, 3.2500%, 3/4/15 (cost $7,674,009)                            8,650,712
--------------------------------------------------------------------------------------------------------------------
Warrant -- 1.3%
Diversified Financial Services -- 1.3%
              651,747    JPMorgan Chase & Co., 10/28/18 (cost $7,006,280)                                10,936,315
--------------------------------------------------------------------------------------------------------------------
Money Market -- 2.4%
           20,202,843    Janus Cash Liquidity Fund LLC, 0% (cost $20,202,843)                            20,202,843
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $739,982,960) - 100%                                                     $837,584,495
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                  March 31, 2011 (unaudited)

                                                % of Investment
Country                                  Value       Securities
---------------------------------------------------------------
Australia                     $      9,261,782             1.1%
Bermuda                             27,243,921             3.3%
Brazil                              36,433,683             4.4%
Canada                              22,162,218             2.6%
Cayman Islands                       5,050,136             0.6%
Finland                              8,514,301             1.0%
France                              33,904,832             4.0%
Germany                              8,381,355             1.0%
Guernsey                            12,258,509             1.5%
Hong Kong                           28,171,040             3.4%
India                               27,837,780             3.3%
Japan                               79,364,502             9.5%
Netherlands                         15,942,375             1.9%
Singapore                           14,282,062             1.7%
Spain                               35,219,882             4.2%
Switzerland                         17,856,728             2.1%
United Kingdom                      90,608,443            10.8%
United States++                    365,090,946            43.6%
---------------------------------------------------------------
Total                         $    837,584,495           100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (41.2% excluding Cash Equivalents).


Forward Currency Contracts, Open

Counterparty/Currency                                                Unrealized
Sold andSettlement                       Currency      Currency   Appreciation/
Date                                   Units Sold  Value U.S. $  (Depreciation)
--------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Japanese Yen 5/6/11                 1,727,000,000   $20,771,417      $  332,538
--------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 5/12/11                1,719,000,000    20,676,093         497,509
--------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Japanese Yen 4/28/11                1,094,000,000    13,157,330         (18,477)
--------------------------------------------------------------------------------
RBC Capital Markets Corp.:
Japanese Yen 4/7/11                   639,000,000     7,684,126          92,232
--------------------------------------------------------------------------------
Total                                               $62,288,966     $   903,802

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

 *                Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2011)

                                                 Level 1 - Quoted      Level 2 - Other     Level 3 -
                                                      Prices             Significant       Significant
                                                                      Observable Inputs    Unobservable
                                                                                           Inputs
-------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Portfolio
Common Stock
Investment Management and Advisory Services            $          -         $   2,981,410     $      -
Oil Companies - Integrated                               32,130,359            21,713,738            -
All Other                                               740,969,118                     -            -

Corporate Bond                                                    -             8,650,712            -

Warrant                                                           -            10,936,315            -

Money Market                                                      -            20,202,843            -

Total Investments in Securities                        $773,099,477           $64,485,018            -
-------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Aspen Worldwide Portfolio                        $          -          $    903,802     $      -
-------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                                     $ 87,994,002

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Worldwide Portfolio (collectively, the "Portfolios" and individually, the "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes ten portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Portfolios may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Portfolios' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolios may require the counterparty to post collateral if the Portfolios have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

      o Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio.

      o Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

      o Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      o Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

      o Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio's NAV to likewise decrease, and vice versa.

      o Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Portfolios may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended March 31, 2011 is indicated in the tables below:

                                                  Number of     Premiums
Call Options                                      Contracts     Received
--------------------------------------------------------------------------
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2010                4,085  $1,239,800
Options written                                             -           -
Options closed                                              -           -
Options expired                                        (3,672)   (584,658)
Options exercised                                        (413)   (655,142)
--------------------------------------------------------------------------
Options outstanding at March 31, 2011                       -  $        -
--------------------------------------------------------------------------

                                                  Number of     Premiums
Put Options                                       Contracts     Received
--------------------------------------------------------------------------
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2010                4,085   $ 962,349
Options written                                         5,000     696,000
Options closed                                              -           -
Options expired                                        (4,085)   (962,349)
Options exercised                                           -           -
--------------------------------------------------------------------------
Options outstanding at March 31, 2011                   5,000  $  696,000
--------------------------------------------------------------------------


                                                  Number of     Premiums
Call Options                                      Contracts     Received
--------------------------------------------------------------------------
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2010                6,505   $ 585,842
Options written                                         1,522     237,370
Options closed                                         (6,196)   (469,896)
Options expired                                             -           -
Options exercised                                        (689)   (147,105)
--------------------------------------------------------------------------
Options outstanding at March 31, 2011                   1,142   $ 206,211
--------------------------------------------------------------------------


                                                  Number of     Premiums
Put Options                                       Contracts     Received
--------------------------------------------------------------------------
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2010                5,005  $1,190,913
Options written                                         1,000     162,000
Options closed                                         (1,820)   (304,579)
Options expired                                             -           -
Options exercised                                        (145)    (63,034)
--------------------------------------------------------------------------
Options outstanding at March 31, 2011                   4,040  $  985,300
--------------------------------------------------------------------------

                                                  Number of     Premiums
Put Options                                       Contracts     Received
--------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2010                  923   $ 157,882
Options written                                           752     130,039
Options closed                                            (50)     (9,100)
Options expired                                          (792)   (129,400)
Options exercised                                           -           -
--------------------------------------------------------------------------
Options outstanding at March 31, 2011                833         $149,421
--------------------------------------------------------------------------

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio's total return.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Portfolios gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Portfolio took a long position on a dividend index swap, the Portfolio would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios' maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Portfolios adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in both domestic and international equity and fixed-income markets have resulted, and may continue to result in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Portfolio's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornados, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolios' investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolios invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2011 are indicated in the table below:

Portfolio                              Average Monthly Value        Rates
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio             $16,176,156         3.0100% - 6.7500%
Janus Aspen Flexible Bond Portfolio        $11,004,941         3.0100% - 6.7500%
--------------------------------------------------------------------------------

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolios' investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolios' investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Portfolio's performance.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio's total returns. The Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Portfolios may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolios may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio's yield and a Portfolio's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Certain Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolios sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolios will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolios' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolios, maintained in a segregated account. To the extent that the Portfolios collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolios are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Portfolios may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of their total assets as determined at the time of the loan origination. When the Portfolios lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Portfolios may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Portfolios may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolios may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolios to collateralize the loan. If the Portfolios are unable to recover a security on loan, the Portfolios may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolios. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Portfolios' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Portfolios' portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Portfolios did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2011 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

---------------------------------------------------------------------------------------------------------------------------------
Portfolio                                          Federal Tax Cost        Unrealized           Unrealized       Net Appreciation
                                                                          Appreciation        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                      $ 1,467,449,553       $ 270,508,898        $ (13,518,570)       $ 256,990,328
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                        396,783,571         251,894,707           (2,634,826)         249,259,881
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                     433,342,673          11,120,814           (2,316,362)           8,804,452
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                             811,452,642         273,512,047          (21,400,910)         252,111,137
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                 136,152,818          30,162,269           (3,849,994)          26,312,275
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                             518,310,859         152,563,484           (9,720,603)         142,842,881
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                        1,891,271,154         799,946,461         (204,263,631)         595,682,830
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio             107,945,452          28,224,302           (1,699,998)          26,524,304
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                         741,614,548         120,212,347          (24,242,401)          95,969,946
---------------------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of March 31, 2011 is as follows:

----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                        Federal Tax Cost         Unrealized           Unrealized             Net
                                                                        (Appreciation)        Depreciation        Depreciation
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio              $ (1,685,554)                $ -            $ 537,555           $ 537,555
----------------------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Portfolios are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2011, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

-----------------------------------------------------------------------------------------------------------------------------
                                                        Purchases             Sales          Dividend           Value
-----------------------------------------------------------------------------------------------------------------------------
                                                       Shares/Cost         Shares/Cost        Income         at 3/31/11
-----------------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
-----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio                            $172,953,913      $(183,131,824)        $4,782          $9,939,000
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                            21,341,542        (53,070,000)        10,261          14,971,271
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                         74,369,974        (76,619,000)         1,685           3,250,741
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                124,517,704       (106,992,000)        11,703          42,902,730
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                     21,292,199        (21,912,000)         3,907           8,130,369
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                 55,631,548        (55,209,000)         3,821           5,979,481
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                             103,778,568       (141,525,568)         8,739                   -
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                             90,455,127        (92,019,000)         6,535          20,202,843
-----------------------------------------------------------------------------------------------------------------------------
                                                          $664,340,575      $(730,478,392)       $51,433        $105,376,435
-----------------------------------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, ADRs, GDRs, warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2011 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Portfolios adopted FASB Accounting Standards Update "Fair Value Measurements and Disclosures" (the "Update"). This Update applies to the Portfolios' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2011.

--------------------------------------------------------------------------------
Portfolio                                Transfers In          Transfers Out
                                      Level 1 to Level 2    Level 2 to Level 1

--------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                     $--           $16,858,741
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                       $--         1,325,057,849
--------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                      $--           246,292,135
--------------------------------------------------------------------------------

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Improving Disclosures About Fair Value Measurements." The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Portfolios have adopted the disclosure and are disclosing purchases and sales on a gross basis in the Level 3 roll forward accordingly. The adoption of this Accounting Standards Update did not have any impact on each Porfolio's financial position or the results of its operations.

Subsequent Events

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Portfolios. Under the Act, future capital losses generated by a portfolio may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund's pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Portfolios' fiscal year ending December 31, 2011.

In May 2009, in accordance with FASB guidance, the Portfolios adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to March 31, 2011 and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.



--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 27, 2011

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: May 27, 2011